                                                   Filed Pursuant to Rule 485(a)

 As filed with the Securities and Exchange Commission on September 10, 2004.

                       Registration No. 33-19229; 811-5430
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (  X  )
                                                         -----

               Pre-Effective Amendment No.  _____       (_____)
               Post-Effective Amendment No.  81         (  X  )
                                            -----        -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (  X  )
                                                                 -----
               Amendment No.  79                        (  X  )
                                                         -----

                        (Check appropriate box or boxes)

                                   SSgA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                  909 A Street
                            Tacoma, Washington 98402
                    (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (253) 627-7001


Name and Address of                                    Copies to:
-------------------                                    ---------
Agent for Service:
-----------------
Karl J. Ege                                            Philip H. Newman, Esq.
Secretary and General Counsel                          Goodwin Procter LLP
Frank Russell Investment Management Company            Exchange Place
909 A Street                                           Boston, Massachusetts 02109
Tacoma, Washington 98402

            Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective under Rule 485:

     (   ) immediately upon filing pursuant to paragraph (b)
     (   ) on ___________ pursuant to paragraph (b)
     (   ) 60 days after filing pursuant to paragraph (a)
     (   ) on (date) pursuant to paragraph (a)(1)
     ( X ) 75 days after filing pursuant to paragraph (a)(2)
     (   ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

     (   ) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                        SSgA DIRECTIONAL CORE EQUITY FUND

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NEITHER DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS IS ACCURATE AND COMPLETE, NOR APPROVED OR DISAPPROVED OF THESE SECURITIES. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE AMENDED BY THE SSgA DIRECTIONAL CORE EQUITY FUND (THE "FUND"). THE FUND MAY NOT SELL ITS SECURITIES UNTIL THE REGISTRATION STATEMENT THAT IT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THE FUND'S SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THE FUND'S SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

The fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth that are not fully reflected in the price of such securities, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

                       PROSPECTUS DATED SEPTEMBER 10, 2004

                             [SUBJECT TO COMPLETION]

                                TABLE OF CONTENTS

INVESTMENT STRATEGIES AND PRINCIPAL RISKS                                        3

   INVESTMENT OBJECTIVE                                                          3
   PRINCIPAL INVESTMENT STRATEGIES                                               3
   PRINCIPAL RISKS OF INVESTING IN THE FUND                                      4
   TEMPORARY DEFENSIVE POSITION                                                  6
   RISK AND RETURN                                                               6

FEES AND EXPENSES OF THE FUND                                                    7

MANAGEMENT OF THE FUND                                                           8

ADDITIONAL INFORMATION ABOUT THE FUND'S OBJECTIVES, INVESTMENT STRATEGIES AND
RISKS                                                                            8

SHAREHOLDER INFORMATION                                                         11

   PURCHASE OF FUND SHARES                                                      11
   REDEMPTION OF FUND SHARES                                                    13
   EXCHANGES                                                                    16
   DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS                 16
   PRICING OF FUND SHARES                                                       17
   DIVIDENDS AND DISTRIBUTIONS                                                  18
   TAXES                                                                        19

FINANCIAL HIGHLIGHTS                                                            19

ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS                                     22

                    INVESTMENT STRATEGIES AND PRINCIPAL RISKS

INVESTMENT OBJECTIVE

The fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth that are not fully reflected in the price of such securities, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations. The fund's investment objective is not fundamental and may be changed without shareholder approval. Under normal market conditions, the fund plans to invest at least 80% of its total assets (including assets pledged as collateral for securities sold short, as discussed below) in equity securities, such as common stocks, including long and short positions in equity securities. Shareholders will be notified 60 days prior to changing the 80% investment policy.

The fund is a diversified company under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund may be changed by the fund's trustees without shareholder approval as defined in the 1940 Act. SSgA Funds Management, Inc. (the Advisor), serves as the fund's investment advisor.

PRINCIPAL INVESTMENT STRATEGIES

The fund will invest primarily in a portfolio of equity securities of large and medium sized companies, and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations. While market capitalizations change over time and there is not one universally accepted definition of the lines between small, medium and large capitalization companies, the fund generally defines large capitalization companies as those companies whose market capitalization is over $6 billion at the time of investment; medium capitalization companies as those companies whose market capitalizations range from $0.5 billion to $6 billion at the time of investment; and small capitalization companies as those companies whose market capitalizations are below $0.5 billion at the time of investment. Large capitalization companies include, but are not limited to, companies represented in the Russell 1000(R) Index. Medium capitalization companies include, but are not limited to, companies represented in the Russell Midcap(R) Index. The fund may also invest in dollar-denominated securities, US government securities, real estate securities (e.g., securities issued by companies engaged in the business of managing or developing real estate, such as REITs), illiquid securities and may use futures, options and other derivative instruments. The fund anticipates, but cannot guarantee, that long positions will account for approximately 70% of the fund's portfolio at any given time.

The fund hopes to lessen downside volatility by selling stocks short. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the fund will engage in short sales only where the Advisor believes that the value of the security will decline between the date of the sale and the date the fund is required to return the borrowed security. The fund's portfolio may be more volatile than that of a typical diversified equity portfolio. This volatility may result from risks inherent to short selling, and the ability of the Advisor to determine equity security valuations and/or the directional movement of stock market averages. The fund will short sell stocks with, in the Advisor's opinion, deteriorating business fundamentals and/or excessive valuations. The percentage of the fund's portfolio that is short will depend on the Advisor's outlook for the stock market and the number of compelling opportunities that exist to short stocks on the basis of excessive valuations and/or fundamental deterioration. The fund anticipates, but cannot guarantee, that short positions in its portfolio securities will account for approximately 30% of the fund's portfolio at any given time. Subject to applicable legal requirements, the fund may also engage in trading on margin by borrowing funds and pledging securities as collateral, thereby utilizing leverage. Subject to applicable legal requirements and the availability of credit, there are no limits on the fund's ability to borrow money for use in trading marginable securities.

Equity securities will be selected for the fund on the basis of a combination of proprietary analytical models and the Advisor's research driven analytical team to identify areas of investment opportunity. Companies in the fund's portfolio may include special situations, cyclicals, companies involved in turnarounds, and other businesses with unrecognized earnings potential. The Advisor may use a quantitative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantitative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecasts.

The turnover rate of a portfolio cannot be predicted. The fund may actively trade portfolio securities and will typically have an annual portfolio turnover rates that will fall within the range of 100-300%. A high turnover rate (over 100%) will: (1) increase transaction expenses, which may adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized capital gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an investment in the fund. A portfolio turnover rate in excess of 100% is not tax efficient, and taxable investors may wish to consult a tax professional prior to investing.

The risks related to the fund's investment strategy outlined above are explained below in the section titled "Principal Risks of Investing in the Fund" and in the fund's Statement of Additional Information.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investment in the fund, like any investment, has risks. Fund shares will rise and fall in value and there is a risk you could lose money by investing in the fund. There can be no assurance that the fund will achieve its objective. An investment in the fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following is an alphabetized description of the principal risks associated with an investment in the fund. For additional information concerning the instruments and investment techniques identified in these descriptions, see "Additional Information about the Fund's Objectives, Investment Strategies and Risks."

EQUITY SECURITIES RISK. The value of equity securities will rise and fall in response to the activities of the company that issued the stock, general market conditions, and/or specific economic or political conditions. In the short-term, equity prices can fluctuate dramatically in response to developments. Different parts of the market and different types of equity securities can react differently to developments. Issuer, political or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region or the market as a whole.

FUNDAMENTAL STRATEGY RISK. Some funds are managed according to traditional methods of active investment management, which involves the buying and selling of securities based on economic, financial and market analysis and investment judgment. A fund managed according to a fundamental strategy is subject to the risk that the investments chosen for the fund by the Advisor, based on the analysis conducted by the portfolio manager and securities analyst, may fail to perform as expected.

GROWTH STOCKS RISK. Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. As a result growth stocks tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks (e.g., value stocks).

LARGE CAPITALIZATION SECURITIES RISK. A fund's emphasis on securities issued by large capitalization companies makes it susceptible to the business risks of larger companies, which usually cannot change as quickly as smaller companies in response to competitive challenges. Larger companies also tend not to be able to maintain the high growth rates of well-managed smaller companies, especially during strong economic periods.

LEVERAGE RISK. The fund may engage in trading on margin by borrowing funds and pledging securities as collateral, thereby utilizing leverage. The fund must maintain assets equal to 300% of borrowings, and must sell securities to maintain that margin, even if the sale hurts the fund's investment positions. Although leverage increases returns if the fund earns a greater return on the incremental investments purchased with borrowed funds than it pays for such funds, the use of leverage decreases returns if the fund fails to earn as much on such incremental investments as it pays for margin loans. The effect of leverage in a declining market would therefore result in a greater decrease in the net asset value of the fund than if the fund was not so leveraged. Any use by the fund of short-term margin loans will result in certain additional risks to the fund. For example, the securities pledged to brokers to secure the fund's margin accounts could be subject to a "margin call," pursuant to which the fund would be required to either deposit additional funds with the broker or suffer mandatory liquidation of the pledged securities to compensate for the decline in value. A sudden, precipitous drop in value of the fund's assets accompanied by corresponding margin calls could force the fund to liquidate assets quickly, and not for fair value, in order to pay off its margin debt.

LIQUIDITY RISK. Certain types of securities, such as non-investment grade debt securities, small capitalization stocks, securities issued by real estate investment trusts, and emerging market securities are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time. A fund holding such securities may experience substantial losses if required to liquidate these holdings.

MANAGEMENT RISK. There can be no assurance that the fund will achieve its investment objective. The Advisor's assessment of the short-term or long-term prospects of the fund's portfolio securities may not prove accurate. No assurance can be given that any investment or trading strategy implemented by the Advisor on behalf of the fund will be successful. Furthermore, because of the risks attendant to equity securities and financial markets, there is a risk that you may suffer a significant or complete loss of your investment in the fund.

MARGIN ACCOUNTS RISK. The fund may use margin accounts with brokers to purchase and carry securities and to effect short sales. Use of such an account results in the broker's being granted a lien on all monies, securities and other property of the fund in the broker's possession and entitles the broker to interest charges on any debit balances. The broker is further generally authorized to pledge, re pledge, hypothecate or re-hypothecate any securities carried with the broker or deposited with the broker to secure sums due to the broker in connection with the margin account. In this situation, the broker is not required to give notice to the fund and is not required to retain a like amount of similar securities for delivery. If the broker deems it necessary for its protection, it may sell any securities or properties in its possession, buy any securities which the account is short, cancel any outstanding order or close the account in whole or in part.

MARKET RISK. The value of the securities in which a fund invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

MID-CAPITALIZATION STOCKS RISK. Securities of companies with mid-size capitalizations tend to be riskier than securities of companies with large capitalizations. This is because mid-capitalization companies typically have less seasoned management, smaller product lines and less access to liquidity than large capitalization companies, and are therefore more sensitive to economic downturns. In addition, growth prospects of mid- capitalization companies tend to be less certain than large capitalization companies and the dividends paid on mid-capitalization stocks are frequently negligible. Moreover, mid- capitalization stocks have, on occasion, fluctuated in the opposite direction of large capitalization stocks or the general stock market. Consequently, securities of mid-capitalization companies tend to be more volatile than those of large capitalization companies.

PORTFOLIO TURNOVER RISK. The turnover rate of a portfolio cannot be predicted. Funds subject to this risk will have annual portfolio turnover rates that generally will fall within the range of 100-300%. Securities having a maturity of one year or less are not included in the turnover calculation. A high turnover rate (over 100%) will: (1) increase transaction expenses, which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized capital gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an investment in the fund. A portfolio turnover rate at the high end of the range is not tax efficient, and taxable investors may wish to consult a tax professional prior to investing.

QUANTITATIVE STRATEGY RISK. Funds that use a quantitative strategy are managed so that stocks are selected based upon a multi-factor proprietary model designed by the Advisor. The model attempts to enhance returns, within specified risk parameters, relative to a benchmark by analyzing a variety of objective economic, financial and related information. The success of a fund's principal investment strategy depends on the Advisor's skill in designing and using its analytical model as a tool for selecting stocks. A flaw in the design of an analytical model may result in a fund having a lower return than if the fund was managed using a fundamental or passive investment management strategy.

REAL ESTATE SECURITIES RISK. Just as real estate values go up and down, the value of securities of companies involved in the real estate industry also fluctuate. A fund that invests in REITs and other real estate securities is subject to risks associated with direct ownership of real estate. The value of real estate (and real estate securities) may be affected by changes in general and local economic conditions, increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks.

SECTOR RISK. A fund that concentrates its investment in specific industry sectors that have historically experienced substantial price volatility is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by a fund may lack sufficient market liquidity to enable a fund to sell the securities at an advantageous time or without a substantial drop in price.

SHORT SALE RISK. The fund may make short sales of investment securities. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. As a result, the fund will engage in short sales only where the Advisor believes the value of the security will decline between the date of the sale and the date the fund is required to return the borrowed security. The making of short sales exposes the fund to the risk of liability for the market value of the security that is sold (the amount of which liability increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position. Although the fund's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

SMALL CAPITALIZATION SECURITIES RISK. Investments in smaller companies may involve greater risks because these companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small capitalization companies may be more volatile than large cap stocks, which could increase the volatility of a fund that maintains significant exposure to small cap stocks.

VALUE STOCKS RISK. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks (e.g., growth stocks). "Value" stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks. However, value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

TEMPORARY DEFENSIVE POSITION

SHORT-TERM INVESTMENTS. For defensive purposes, the fund may temporarily invest, without limitation, in short-term fixed income securities. High quality, investment-grade securities include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations, commercial paper, bank certificates of deposit, bankers' acceptances and time deposits. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

RISK AND RETURN

Because the SSgA Directional Core Equity Fund is new and has not completed a full calendar year's operations, performance information is not included in this prospectus. To obtain performance information for the fund when available, please call 1-800-997-7327 or visit the website at www.ssgafunds.com.


              [THE REMAINDER OF THIS PAGE IS INTENTIONALLY BLANK.]

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases              None
     Maximum Deferred Sales Charge (Load)                          None
     Maximum Sales Charge (Load) Imposed on Reinvested
       Dividends or Other Distributions                            None
     Redemption Fee*                                                  2%
     Exchange Fee                                                  None
     Maximum Account Fee                                           None

     * Redemptions (including exchanges) of shares of the fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid to the fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. For more information, please refer to the section called "Redemption Fee" under "Redemption of Fund Shares."

ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fee                                                1.50%
     Distribution and Service (12b-1) Fees(1)                       .13%
     Other Expenses(2)                                              .37
                                                                   ----
     Total Annual Fund Operating Expenses                          2.00%(3)
                                                                   ====

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE FUND FOR THE TIME PERIODS INDICATED, AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE 2% REDEMPTION FEE DOES NOT APPLY IN THE EXAMPLE. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THAT ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

     1 YEAR                 3 YEARS
     $  203                 $   627
     ======                 =======

----------
(1) The stated fee includes .10% for 12b-1 Distribution and .03% for 12b-1 Shareholder Servicing Fees.

(2) Because the Fund is a new fund (as defined in Form N-1A under 1940 Act), "Other Expenses" are based on estimated amounts for the current fiscal year.

(3) The Advisor has contractually agreed to reimburse the fund to the extent that the total expenses exceed 2.00% of average daily net assets on an annual basis (exclusive of nonrecurring account fees, extraordinary expenses and dividends and interest on securities sold short) until December 31, 2005.

The 2% redemption fee on the fund is not reflected in the example as it applies to redemptions within the first 60 days of purchase. The cost of the original investment will be higher if shares are redeemed within 60 days of purchase.

Investors purchasing fund shares through a financial intermediary, such as a bank or an investment advisor, may also be required to pay additional fees for services provided by the intermediary. Such investors should contact the intermediary for information concerning what additional fees, if any, will be charged.

Long-term shareholders of the fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISOR. SSgA Funds Management, Inc. (the Advisor), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, serves as the investment advisor for the SSgA Funds and directs the Funds' investments in accordance with each fund's investment objective, policies and restrictions.

The Advisor is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of November 30, 2004, the Advisor had over $__ billion in assets under management. [To be updated by amendment.] The Advisor, State Street Bank and Trust Company (State Street) and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. With over $________ under management as of November 30, 2004, SSgA provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East. [To be updated by amendment.] State Street, a 200-year old pioneer and leader in the world of financial services, is one of the largest providers of securities processing and record keeping services for US mutual funds and pension funds.

The Advisor is responsible for making investment decisions for the SSgA Funds and managing each fund's affairs and business, subject to the supervision of the Board of Trustees. The Advisor provides investment advisory services to a number of other investors and investment companies, as well as the SSgA Funds.

For these services, the fund pays the Advisor an annual management fee, calculated daily and paid monthly, of 1.50% of the average daily net asset value of the fund.

Each of the SSgA Funds is managed by a team of investment professionals. The Advisor uses a team approach to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for each respective investment strategy offered by the Advisor and State Street Global Advisors. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within State Street Global Advisors. The fund is managed by the SSgA US Active Equity Quantitative Team. The SSgA US Active Equity Quantitative Team is overseen by the State Street Global Advisors Investment Committee.

                     ADDITIONAL INFORMATION ABOUT THE FUND'S
                   OBJECTIVES, INVESTMENT STRATEGIES AND RISKS

The investment policies described below reflect the fund's current practices. Risk information related to the investment instrument or strategy described below is contained in the Principal Risks section. Additional risk information applicable to the instrument or strategy is also described below. Please read the Principal Risks section carefully. Investors are encouraged to read the Statement of Additional Information (see back cover). There can be no assurance that these investment policies will ensure achievement of the fund's investment objective.

DERIVATIVES RISK. There are certain investment risks in using derivatives including, but not limited to, futures contracts, options on futures, swaps and structured notes. If a fund incorrectly forecasts interest rates or other features of the particular instrument in using derivatives, a fund could lose money. Derivatives are sometimes used to hedge the risks associated with holding other instruments, or as a substitute for such instruments. Price movements of a futures contract, option, structured notes or other derivative instrument may not be identical to price movements of the underlying portfolio securities or a securities index, resulting in the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices or other relevant features of a derivative instrument.

DOLLAR-DENOMINATED INSTRUMENTS RISK. Dollar-denominated instruments issued by entities located in foreign countries could lose value as a result of political, financial and economic events in foreign countries. Issuers of these instruments are not necessarily subject to the same regulatory requirements that apply to US banks and corporations.

FUTURES CONTRACTS AND OPTIONS ON FUTURES. To equitize cash or for purposes of hedging the fund's other investments, the fund may enter into futures contracts that relate to securities in which it may directly invest and indices comprised of such securities and may purchase and write call and put options on such contracts. The fund may also purchase futures and options if cheaper than the underlying stocks or bonds. Futures and options on futures transactions of the fund will be conducted so that the total amount paid on premiums for all such transactions will not exceed 5% of the value of the fund's total assets. Further, the fund will not enter into futures or options on futures contracts or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

A financial futures contract is a contract to buy or sell a specified quantity of financial instruments such as US Treasury bills, notes and bonds, commercial paper and bank certificates of deposit or the cash value of a financial instrument index at a specified future date at a price agreed upon when the contract is made. Under such contracts no delivery of the actual securities making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

In particular, stock index futures are used by the funds to equitize cash and cash equivalents so that the funds may remain fully invested in the equity market. This will enable the funds to facilitate demand for same day redemptions. A stock index futures contract is a contract to buy or sell specified units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is based on the current value of the contract index. Under such contracts no delivery of the actual stocks making up the index takes place. Rather, upon expiration of the contract, settlement is made by exchanging cash in an amount equal to the difference between the contract price and the closing price of the index at expiration, net of variation margin previously paid.

Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract. Upon entering into a futures contract, a fund is required to deposit an initial margin with the Custodian for the benefit of the futures broker. The initial margin serves as a "good faith" deposit that a fund will honor its futures commitments. Subsequent payments (called "variation margin") to and from the broker are made on a daily basis as the price of the underlying investment fluctuates.

Options on futures contracts give the purchaser the right to assume a position at a specified price in a futures contract at any time before expiration of the option contract.

When trading futures contracts, a fund will not commit more than 5% of the market value of its total assets to initial margin deposits on futures and premiums paid for options on futures.

A fund's transactions, if any, in options, futures, options on futures and equity swaps involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

OPTIONS ON SECURITIES AND SECURITIES INDICES. The fund may write and purchase covered put and call options on securities in which it may directly invest. Option transactions of the fund will be conducted so that the total amount paid on premiums for all put and call options outstanding will not exceed 5% of the value of the fund's total assets. Further, the fund will not write a put or call option or combination thereof if, as a result, the aggregate value of all securities or collateral used to cover its outstanding options would exceed 25% of the value of the fund's total assets.

The fund may purchase or sell options on securities indices that are comprised of securities in which it may directly invest, subject to the limitations set forth above and provided such options are traded on a national securities exchange or in the over-the-counter market. Options on securities indices are similar to options on securities except there is no transfer of a security and settlement is in cash. A call option on a securities index grants the purchaser of the call, for a premium paid to the seller, the right to receive in cash an amount equal to the difference between the closing value of the index and the exercise price of the option times a multiplier established by the exchange upon which the option is traded.

A fund's transactions, if any, in options involve additional risk of loss. Loss can result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged, the potential illiquidity of the markets for derivative instruments, or the risks arising from margin requirements and related leverage factors associated with such transactions. The use of these management techniques also involves the risk of loss if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or currency prices. Please see Derivatives Risk in the Principal Risks section.

PREFERRED STOCKS. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.

REAL ESTATE INVESTMENT TRUSTS. Equity REITs are defined as REITs with 75% or greater of their gross invested book assets invested directly or indirectly in the equity ownership of real estate, and their value depends upon that of the underlying properties. Mortgage REITs are defined as REITs with 75% or more of their gross invested book assets invested directly or indirectly in mortgages. Mortgage trusts make construction, development or long-term mortgage loans, and are sensitive to the credit quality of the borrower. Hybrid REITs are defined as not meeting the equity or mortgage tests. The value of real estate investment trusts is also affected by management skill, cash flow, and tax and regulatory requirements.

REAL ESTATE-RELATED INDUSTRIES. In addition to real estate investment trusts, real estate industry companies may include: brokers or real estate developers; and companies with substantial real estate holdings, such as paper and lumber producers and hotel and entertainment companies.

US GOVERNMENT SECURITIES. US government securities are high-quality securities issued or guaranteed by the US Treasury or by an agency or instrumentality of the US government. US government securities may be backed by the full faith and credit of the US Treasury, the right to borrow from the US Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SECURITIES LENDING. A fund may lend portfolio securities with a value of up to 33-1/3% of its total assets. For these purposes, total assets shall include the value of all assets received as collateral for the loan. Such loans may be terminated at any time, and a fund will receive cash or other obligations as collateral. In a loan transaction, as compensation for lending its securities, a fund will receive a portion of the dividends or interest accrued on the securities held as collateral or, in the case of cash collateral, a portion of the income from the investment of such cash. In addition, a fund will receive the amount of all dividends, interest and other distributions on the loaned securities. However, the borrower has the right to vote the loaned securities. A fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by Advisor to be of good financial standing. In a loan transaction, a fund will also bear the risk of any decline in value of securities acquired with cash collateral. A fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage any fund.

CASH SWEEP PROGRAM. Pursuant to the terms and conditions of an SEC exemptive order and IRS private letter ruling, the SSgA Funds may participate in a Cash Sweep Program. In the Cash Sweep Program, uninvested cash balances of Participating Funds are used to purchase shares of Central Funds. Central Funds are the Money Market and Prime Money Market Funds. Participating Funds are portfolios of the SSgA Funds other than the Central Funds. The Cash Sweep Program reduces the risk of counterparty default on repurchase agreements and the market risk associated with direct purchases of short-term obligations, while providing high current money market rates of return, ready liquidity and increased diversity of holdings. Shares of a Central Fund sold to and redeemed from a

Participating Fund will not be subject to a sales load, redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a Participating Fund are subject to any such distribution or service fee, the Advisor will waive its advisory fee for each Participating Fund in an amount that offsets the amount of such distribution and/or service fees incurred by the Participating Fund. The uninvested cash invested in a Central Fund may not exceed 25% of any Participating Fund's total assets. For purposes of this limitation, each Participating Fund will be treated as a separate investment company.

                             SHAREHOLDER INFORMATION

PURCHASE OF FUND SHARES

DISTRIBUTION AND ELIGIBLE INVESTORS. Shares of the SSgA Funds are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity.

MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS AND ACCOUNT BALANCE. The fund requires a minimum initial investment of $1,000, with the exception of IRA accounts, for which the minimum initial investment is $250. Subsequent investments must be at least $100. An investment in the fund (other than IRA accounts) may be subject to redemption at the fund's discretion if the account balance is less than $1,000 as a result of shareholder redemptions. The Transfer Agent will give shareholders 60 days' notice that the account will be closed unless an investment is made to increase the account balance to the $1,000 minimum. Failure to bring the account balance to $1,000 may result in the Transfer Agent closing the account at the net asset value (NAV) next determined on the day the account is closed and mailing the proceeds to the shareholder's address shown on the Transfer Agent's records. If you are purchasing fund assets through a pension or other participation plan, you should contact your plan administrator for further information on purchases.

PURCHASE DATES AND TIMES. Fund shares may be purchased on any business day at the net asset value next determined after receipt of the purchase order. A business day is one on which the New York Stock Exchange is open for regular trading. All purchases must be made in US dollars. Purchase orders in good form (described below) and payments for fund shares by check or by wire transfer must be received by the Transfer Agent prior to the close of the regular trading session of the New York Stock Exchange, which ordinarily is 4 p.m. Eastern time, to be effective on the date received. If an order or payment is received on a non-business day or after the close of the New York Stock Exchange, the order will be effective on the next business day.

ORDER AND PAYMENT PROCEDURES. There are several ways to invest in the SSgA Funds. The Funds require a purchase order in good form, which consists of a completed and signed Application for each new account, unless the account is opened through a third party which has a signed agreement with the Distributor or the SSgA Funds and does not require a completed Application to be submitted to the SSgA Funds. For additional information, including the IRA package, additional Applications or other forms, call the Customer Service Department at 1-800-647-7327, or write: SSgA Funds, P.O. Box 8317, Boston, MA 02266-8317. You may also access this information online at www.ssgafunds.com.

CUSTOMER IDENTIFICATION. We are required by law to obtain certain personal information from you which will be used by us to verify your identity. When you open an account, we will ask for your name, address, date of birth (for individuals), taxpayer or other government identification number and other information that will allow us to identify you. We may also request to review other identifying documents such as driver's license, passport or documents showing the existence of the business entity. If you do not provide the personal information requested on the account application, we may not be able to open your account. Failure to provide the personal information requested on the account application may also result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies. After your account has been opened, if we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable. The SSgA Funds reserve the right to reject any purchase order.

MAIL. For new accounts, please mail the completed Application and check. Additional investments should also be made by check. You must include the fund name and account number on your check, or use the remittance form attached to the confirmation statement (in the return envelope provided). All checks should be made payable to the SSgA Funds or State Street Bank (as the Funds' Transfer Agent). If using a servicing agent or broker-dealer, please verify with them the proper address or instructions required before writing and mailing your check. All purchase requests should be mailed to one of the following addresses:

         REGULAR MAIL:                    REGISTERED, EXPRESS OR CERTIFIED MAIL:

         SSgA Funds                       SSgA Funds
         P.O. Box 8317                    66 Brooks Drive
         Boston, MA  02266-8317           Braintree, MA  02184

All purchases made by check should be in US dollars from a US bank. Third party checks and checks drawn on credit card accounts will not be accepted.

FEDERAL FUNDS WIRE. You may make initial or subsequent investments by wiring federal funds to State Street, as Transfer Agent, by:

1. Telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time, and stating: (a) your account registration number, address and social security or tax identification number; (b) the name of the fund in which the investment is to be made and the account number; and (c) the exact amount being wired.

2.   Instructing the wiring bank to wire federal funds to:

          State Street Bank and Trust Company

          225 Franklin Street, Boston, MA 02110

          ABA #0110-0002-8

          DDA #9904-631-0

          SSgA (Name of Fund) Fund(s)

          Account Number and Registration

          Dollar Amount Per Account (if one wire is to cover more than one purchase)

If all wires, checks and transfers are not identified properly as instructed above, the Transfer Agent may delay, reject and/or incorrectly apply the settlement of your purchase. Any wires received at State Street Bank without a corresponding call into the Customer Service Department will be purchased as indicated on the wire at the next determined net asset value and will earn the dividend declared on the next business day, if applicable according to the fund.

AUTOMATIC INVESTMENT PLAN. Once the initial investment has been made, you may make subsequent investments of $100 or more monthly, quarterly or annually by direct deposit through Automatic Clearing House (ACH) by debiting your bank checking account. Please complete the appropriate section of the Application and attach a voided personal check to correctly code your account with the bank instructions. Once this option has been established, you may call the Customer Service Department at 1-800-647-7327 prior to 3 p.m. Eastern time to make additional automatic purchases, to change the amount of the existing automatic purchase, or to stop it. Shares will be purchased at the offering price next determined following receipt of the order by the Transfer Agent.

IN-KIND PURCHASE OF SECURITIES. The SSgA Funds, at the Funds' discretion, may permit you to purchase shares through the exchange of other securities you own. Any securities exchanged must meet the following criteria:

1. The investment objective, policies and limitations must match that of the fund;

2.   The shares must have a readily ascertainable market value;

3.   The shares must be liquid;

4.   The shares must not be subject to restrictions on resale; and

5. The market value of any securities exchanged, plus any cash, must be at least $25 million; the SSgA Funds reserve the right to make exceptions to this minimum or to increase the minimum at its discretion.

Shares purchased in exchange for securities generally may not be redeemed or exchanged until the transfer has settled--ordinarily within three business days following the date of the exchange.

The basis of the exchange will depend upon the relative net asset value of the shares purchased and securities exchanged. Securities accepted by the Funds will be valued in the same manner as the fund values its assets. Any interest earned on the securities following their delivery to the Transfer Agent and prior to the exchange will be considered in valuing the securities. All interest, dividends subscription or other rights attached to the securities become the property of the Funds, along with the securities.

REDEMPTION OF FUND SHARES

Fund shares may be redeemed on any business day at the net asset value next determined after the receipt of a redemption request by following one of the methods described below. A business day is one on which the New York Stock Exchange is open for regular trading. Ordinarily, proceeds of redemption requests received before the close of the New York Stock Exchange on any business day are sent out the next business day. Unless otherwise specified, payments of redemption proceeds will be mailed to your address of record. Redemption requests must be received prior to the close of the New York Stock Exchange (which ordinarily is 4 p.m. Eastern time) in order to be effective on the date received.

If you purchased fund shares by check or an automatic investment program (AIP) and you elect to redeem shares within 15 days of the purchase, you may experience delays in receiving redemption proceeds. In this case, the fund will generally postpone sending redemption proceeds until it can verify that the check or AIP investment has been collected, but in no event will this delay exceed 15 days from the date of purchase. There will be no such delay for redemptions following investments paid by federal funds wire or by bank cashier's check, certified check or treasurer's check.

REDEMPTION FEE. To discourage short-term trading, redemptions (including exchanges) of shares of the fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid to the fund. Except as noted below, shareholders participating in omnibus arrangements (such as 401(k) plans and broker-dealer sponsored programs) will also be subject to the redemption fee. All omnibus account providers have been asked to monitor shareholder trading activity that is visible to them and, when appropriate, to assess redemption fees that are payable to a fund, although some intermediaries may not do so. The omnibus account providers have been authorized to waive the 2% redemption fee in the following circumstances: a distribution due to leaving your job, a distribution made as part of a retirement plan that makes equal periodic payments over a beneficiary's life, a distribution due to permanent and total disability, a distribution due to death, a distribution used to pay deductible medical expenses, or a distribution made to someone else (usually an ex-spouse) under a qualified domestic relations order (QDRO). Because a fund or its transfer agent does not see the underlying trading activity, a fund may not be able to collect all redemption fees in situations where intermediaries are involved. If you hold your shares of the fund through an omnibus account provider you should check with the program representative to determine if the redemption fee will be applied to your account.

Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. Shares of the fund held by the SSgA Life Solutions Funds will not be subject to the redemption fee.

Additionally, the following Traditional, Simple, Roth and Coverdell Individual Retirement Account (IRA) withdrawals are not subject to the redemption fee: withdrawals made as part of an equal periodic payment over a beneficiary's life, a distribution due to permanent and total disability, a distribution due to death, a required minimum distribution, a distribution used to pay deductible medical expenses, or a distribution made to someone else (usually an ex-spouse) under a QDRO. If you hold shares of the fund through an IRA account you should check with your account representative to determine whether the redemption fee will be applied to your account.

TELEPHONE AND OTHER ELECTRONIC REDEMPTIONS. Shareholders may normally redeem fund shares by telephoning the Customer Service Department at 1-800-647-7327 between 8 a.m. and 4 p.m. Eastern time. You must complete the appropriate section of the Application and attach a voided check to code your account correctly with the bank information before utilizing this feature. The SSgA Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. Neither the SSgA

Funds, the Distributor nor the Transfer Agent will be responsible for any loss or expense for executing instructions that are deemed to be authorized and genuine after following reasonable procedures. These procedures include recording telephonic instructions, mailing to the shareholder a written confirmation of the transaction, performing a personal identity test with private information not likely to be known by other individuals, and restricting mailing of redemptions to your address of record. Please note that if the address of record has been changed within 60 days of the redemption request, the request must be in writing. See "Redemption Requests in Writing." To the extent the Transfer Agent fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for telephone instructions that prove to be fraudulent or unauthorized. Similarly, the SSgA Funds, the Distributor or the Transfer Agent will be responsible for fraudulent or unauthorized instructions received by any electronic means only if they act with willful misfeasance, bad faith or gross negligence.

DURING PERIODS OF SIGNIFICANT OR UNUSUAL ECONOMIC OR MARKET ACTIVITY, SHAREHOLDERS GIVING INSTRUCTIONS BY PHONE MAY ENCOUNTER DELAYS.

REDEMPTION PROCEEDS BY WIRE. Upon request, redemption proceeds of $1,000 or more will be wire transferred to your account at a domestic commercial bank that is a member of the Federal Reserve System. You must indicate this option on your Application or letter of instruction in good order. If bank instructions are not indicated on the account, a signature guaranteed letter of instruction is required to add the bank information to send proceeds via wire. The SSgA Funds do not provide wire transfer service for redemption proceeds of less than $1,000. The shares will be redeemed from the account on the day the redemption instructions are received and the proceeds wire will normally be sent the next business day, but may take up to seven business days. Although the SSgA Funds do not charge a fee for this service, it reserves the right to charge a fee for the cost of wire-transferred redemptions, and your bank may charge a fee for receiving the wire. Please check with your bank before requesting this feature.

REDEMPTION PROCEEDS BY CHECK. Telephone redemption requests for proceeds less than $50,000 may be sent by check and to the address shown on the Transfer Agent's registration record, provided that the address has not been changed within 60 days of the redemption request. Shares will be redeemed using that day's closing price. All proceeds by check will normally be sent the following business day. Requests for redemptions over $50,000 must be in writing. Please follow instructions under "Redemption Requests in Writing."

REDEMPTION REQUESTS IN WRITING. In certain circumstances, a shareholder will need to make a request to sell shares in writing (please use the addresses for purchases by mail listed under "Purchase of Fund Shares"). The shareholder may need to include additional items with the request, as shown in the table below. Shareholders may need to include a signature guarantee, which protects them against fraudulent orders. A written request for redemption with a signature guarantee will be required if:

1.   Your address of record has changed within the past 60 days;

2.   You are redeeming more than $50,000 worth of shares;

3. You are requesting that a payment be sent to an address other than the address of record; or

4. You are requesting that a payment be made payable to persons other than the registered owner(s).

Signature guarantees can usually be obtained from the following sources:

1.   A broker or securities dealer, registered with a domestic stock exchange;

2.   A federal savings, cooperative or other type of bank;

3.   A savings and loan or other thrift institution;

4.   A credit union; or

5.   A securities exchange or clearing agency.

Please check with the institution prior to signing to ensure that they are an acceptable signature guarantor. A notary public cannot provide a signature guarantee.

          SELLER                         REQUIREMENTS FOR WRITTEN REQUESTS
          Owner of individual, joint,    -  Letter of instruction, signed by all
          sole proprietorship,              persons authorized to sign for the
          UGMA/UTMA (custodial              account stating general
          accounts for minors) or           titles/capacity, exactly as the
          general partner accounts          account is registered; and

                                         -  Signature guarantee, if applicable
                                            (see above).

          Owners of corporate or         -  Letter of instruction signed by
          association accounts              authorized person(s), stating
                                            capacity as indicated by the
                                            corporate resolution;

                                         -  Corporate resolution, certified
                                            within the past 90 days; and

                                         -  Signature guarantee, if applicable
                                            (see above).

          Owners or trustees of trust    -  Letter of instruction, signed by all
          accounts                          trustees;

                                         -  If the trustees are not named in the
                                            registration, please provide a copy
                                            of the trust document certified
                                            within the past 60 days; and

                                         -  Signature guarantee, if applicable
                                            (see above).

          Joint tenancy shareholders     -  Letter of instruction signed by
          whose co-tenants are deceased     surviving tenant(s);

                                         -  Certified copy of the death
                                            certificate; and

                                         -  Signature guarantee, if applicable
                                            (see above).

Please contact the Customer Service Department at 1-800-647-7327 for questions and further instructions.

IN-KIND REDEMPTIONS. The fund may pay any portion of the redemption amount in excess of $15 million by a distribution in kind of readily marketable securities from the portfolio of the fund in lieu of cash. You will incur brokerage charges and may incur other fees on the sale of these portfolio securities. In addition, you will be subject to the market risks associated with such securities until such time as you choose to dispose of the security.

SYSTEMATIC WITHDRAWAL PLAN BY CHECK. If your account balance is over $10,000, you may request periodic cash withdrawals automatically be paid to you or any person you designate. If the checks are returned to the fund as undeliverable or remain uncashed for six months or more, the systematic withdrawal plan will be cancelled and the amount will be reinvested in the relevant fund at the per share net asset value determined as of the date of the cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distributions or redemption checks.

SYSTEMATIC WITHDRAWAL PLAN BY ACH. You may make automatic withdrawals of $100 or more by completing the appropriate sections of the Application. You must also attach a voided check to code your account with the correct wire instructions. This option allows you to designate future withdrawal dates and amounts as long as your account balance is over $10,000.

Please note that proceeds from ACH withdrawals will be transmitted to the investor's bank two days after the trade is placed or executed automatically.

EMERGENCY CONDITIONS. The SSgA Funds reserve the right to suspend the right of redemption, or postpone the date of payment for more than seven days, if emergency conditions should exist, as specified in the 1940 Act or as determined by the Securities and Exchange Commission.

EXCHANGES

TELEPHONE EXCHANGE AND SYSTEMATIC EXCHANGE. Subject to satisfying the minimum investment requirement, investors may have $100 or more of their fund shares exchanged for shares of any other SSgA Fund on a business day. There is no charge for this service, although exchanges of shares out of the fund within 60 days of the date of purchase will be subject to the redemption fee. To use this option, contact the Customer Service Department at 1-800-647-7327. For telephone exchanges, shares are exchanged on the basis of relative net asset value per share on the business day on which the call is placed or upon written receipt of instructions in good form by the Transfer Agent. Exchanges may be made over the phone if the registrations of the two accounts are identical. For systematic exchanges, you can choose the date, the frequency (monthly, quarterly or annually) and the amount. If the shares were purchased by check, the shares must have been present in an account for 15 days before the exchange is made. The exchange privilege will only be available in states which permit exchanges and may be modified or terminated by the fund upon 60 days' written notice to shareholders. For Federal income tax purposes, an exchange constitutes a sale of shares, which may result in a capital gain or loss to the shareholder. Please contact your tax advisor. The SSgA Funds reserve the right to terminate or modify the exchange privilege in the future.

MARKET TIMING/EXCESSIVE TRADING. The Board of Trustees has adopted a policy to discourage excessive trading or "market timing." Frequent trading of fund shares, often in response to short-term fluctuations in the market, also known as "market timing," is not knowingly permitted by the SSgA Funds. Short-term or excessive trading into and out of a fund may harm the fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all fund shareholders, including long-term investors who do not generate such costs. Accordingly, the SSgA Funds discourage excessive trading and reserve the right to refuse or restrict a future purchase by any person if it reasonably believes that such purchase or sale is part of a market timing strategy.

Although there is generally no consensus in the marketplace as to what level of trading activity constitutes excessive trading, we may consider trading in the fund's shares to be excessive if: you sell shares within a short period of time after the shares were purchased; you make two or more purchases and redemptions within a short period of time; you enter into a series of transactions that is indicative of a market timing pattern or strategy; or we reasonably believe that you have engaged in such practices in connection with other SSgA mutual funds.

If the fund discovers that an investor or a client of a broker has engaged in excessive trading, the investor or broker will be asked to cease such activity and the fund may refuse to process such investor's or broker's purchase or sales orders (including purchases or sales effected as exchanges). Of course, your right to purchase shares through an automatic investment plan or redeem your shares in full (or in part through a systematic withdrawal plan) are unaffected by these restrictions. In determining whether to take such actions, the SSgA Funds seek to act in a manner that is consistent with the best interests of its shareholders. Although the Funds will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. While the SSgA Funds attempt to discourage market timing, there can be no guarantee that it will be able to identify investors who are engaging in excessive trading or limit their trading practices. Additionally, frequent trades of small amounts may not be detected.

DISTRIBUTION SERVICES AND SHAREHOLDER SERVICING ARRANGEMENTS

The SSgA Funds have adopted a distribution plan pursuant to Rule 12b-1 (the
Plan) under the 1940 Act. The Plan allows a fund to pay distribution and other fees for the sale and distribution of fund shares and for services provided to shareholders. In addition, under the Plan, a fund may pay shareholder servicing fees to various financial intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as State Street Bank and Trust Company, State Street Global Markets LLC, and CitiStreet LLC) (referred to as Intermediaries) for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. Because these fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Advisor or Distributor, or an affiliate of the Advisor or Distributor, out of its own resources, and without additional cost to the SSgA Funds and their shareholders, may directly or indirectly make additional cash payments, as described below, to Intermediaries who sell shares of the SSgA Funds. Such payments and compensation are in addition to the Rule 12b-1 fees paid by the SSgA Funds. These additional cash payments are generally made monthly to Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Intermediary. Cash compensation may also be paid to Intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Intermediary provides shareholder services to fund shareholders. Additional cash payments to Intermediaries will vary. For more information regarding these arrangements, please read "Distribution and Shareholder Servicing" in the Statement of Additional Information.

From time to time, the Advisor or Distributor, or an affiliate of the Advisor or Distributor, may also pay non-cash compensation to the sales representatives of Intermediaries. Examples of such compensation include the following: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or
(iii) sponsorship support of regional or national events of Intermediaries.]

Payments to the Distributor for the sale and distribution of fund shares, are not permitted by the Plan to exceed .25% of the fund's average net asset value per year. Payments to Intermediaries providing shareholder services to the Funds are not permitted by the Plan to exceed .20%. Any payments that are required to be made to the Distributor or Intermediary that cannot be made because of the ..25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The SSgA Funds are offered without imposition of a front-end sales load or contingent deferred sales load. Long-term shareholders of a fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

THIRD PARTY TRANSACTIONS. The SSgA Funds have authorized Intermediaries to accept purchase, redemption and exchange orders on the fund's behalf. Therefore, orders received prior to the close of the New York Stock Exchange by an Intermediary that has been authorized to accept orders on the funds' behalf (or other intermediaries designated by the Intermediary) will be deemed accepted by the fund the same day and will be executed at that day's closing share price. Each Intermediary's agreement with the fund permits the Intermediary to transmit orders received by the Intermediary (or its designee) prior to the close of regular trading on the New York Stock Exchange to the fund after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the Intermediary (or its designee). If you are purchasing, selling, exchanging or holding fund shares through a program of services offered by an Intermediary, you may be required by the Intermediary to pay additional fees. You should contact the Intermediary for information concerning what additional fees, if any, may be charged.

PRICING OF FUND SHARES

The fund determines the price per share each business day as of the close of the regular trading session of the New York Stock Exchange (which is normally 4 p.m. Eastern time). The price of fund shares is computed by dividing the current value of the fund's assets (less liabilities) by the number of shares of the fund outstanding and rounding to the nearest cent. A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received). See "Purchase of Fund Shares," "Redemption of Fund Shares," and "Exchanges" for more information.

The SSgA Funds value portfolio securities according to board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation; as are debt obligation securities maturing within 60 days of the valuation date, unless the board determines that amortized cost does not represent market value of short-term debt obligations.

Ordinarily, the SSgA Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     -    Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

     -    Futures: Settlement price.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. This policy is intended to assure that the Funds' net asset value fairly reflects security values as of the time of pricing. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on non-business days, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

DIVIDENDS AND DISTRIBUTIONS

The Board of Trustees intends to declare and pay dividends on shares of the fund annually from net investment income. The Board of Trustees intends to declare distributions annually from net short- and long-term capital gains, if any, generally in mid-October. It is intended that an additional distribution may be declared and paid in December if required for the fund to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

Dividends declared in October, November or December and payable to shareholders of record in such months will be deemed for Federal income tax purposes to have been paid by the fund and received by shareholders on December 31 of that year if the dividend is paid prior to February 1 of the following year.

Income dividends and capital gains distributions will be paid in additional shares at their net asset value on the record date unless you have elected to receive them in cash. You may make this election by giving 30 days' written notice to the Transfer Agent. If it is determined that the US Postal Service cannot properly deliver fund mailings to you, or if a check remains uncashed for at least six months, the cash election will be changed automatically. Future dividends and other distributions will be reinvested in additional shares of the relevant fund until you notify the SSgA Funds in writing of the correct address. You must also request in writing that the election to receive dividends and other distributions in cash be reinstated. In addition, following the six-month period, any undeliverable or uncashed checks will be cancelled and the amounts will be reinvested in the relevant fund at the per share net asset value determined as of the date of cancellation of the checks. No interest will accrue on the amounts represented by the uncashed distribution or redemption checks.

Any dividend or capital gain distribution paid by the fund shortly after a purchase of shares will reduce the per share net asset value of the fund by the amount of the dividend or distribution. In effect, the payment will represent a return of capital to the shareholder. However, you will be subject to taxes with respect to such dividend or distribution.

DISTRIBUTION OPTION. You can choose from four different distribution options as indicated on the Application:

     - Reinvestment Option--Dividends and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on the Application, this option will be automatically assigned.

     - Income-Earned Option--Capital gain distributions will be automatically reinvested, but a check or wire will be sent for each dividend distribution.

     - Cash Option--A check, wire or direct deposit (ACH) will be sent for each dividend and capital gain distribution.

     - Direct Dividends Option--Dividends and capital gain distributions will be automatically invested in another identically registered SSgA Fund.

If the cash option is selected and you chose a wire or direct deposit (ACH), the distribution will be sent to a pre-designated bank by the payable date. If you chose cash option and requested a check, the check will be mailed to you.

Please note that dividends will not be paid until the last business day of the month even if an account closes during the month. If the account, at the end of the month, has a zero balance due to a redemption, the dividend will automatically be sent as a check to the address of record regardless of distribution option.

Dividend proceeds may be transmitted (if that option is elected) by direct deposit through ACH. ACH will transmit the proceeds to the pre-designated bank account by the payable date. If you chose cash option and requested a check, the check will be mailed to you. Proceeds from a dividend or capital gain will not be wired in federal funds to a bank.

TAXES

The tax discussion in this prospectus is only a summary of certain federal income tax issues generally affecting the SSgA Funds and its shareholders. Circumstances among investors may vary, so you are encouraged to discuss investment in the SSgA Funds with your tax advisor.

Dividends from net investment income and distributions of net short-term capital gains are taxable to you as ordinary income under federal income tax laws whether paid in cash or in additional shares. Distributions from net long-term gains are taxable as long-term taxable gains regardless of the length of time you have held the shares and whether you were paid in cash or additional shares. Under current federal income tax law (in effect through 2008), your share of qualified dividends received by the SSgA Funds from domestic corporations and qualified foreign corporations will be taxable at the same rate as long-term capital gains, which is currently 15% for individuals, instead of at the ordinary income rate.

Distributions, whether received as cash or reinvested in additional shares, may be subject to federal income taxes. Dividends and distributions may also be subject to state or local taxes. Depending on the tax rules in the state in which you live, a portion of the dividends paid by the fund attributable to direct obligations of the US Treasury and certain agencies may be exempt from state and local taxes.

Selling (including an exchange of) your fund shares is a taxable event and may result in capital gain or loss. A capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two mutual funds. Any loss incurred on the sale or exchange of fund shares held for six months or less will be treated as a long-term loss to the extent of long-term capital gain dividends received with respect to such shares.

You will be notified after each calendar year of the amount of income, dividends and net capital gains distributed. You will also be advised of the percentage, if any, of the dividends by the fund that are exempt from federal income tax and the portion, if any, of those dividends that is a tax preference item for purposes of the alternative minimum tax. The fund is required to withhold a legally determined portion of all taxable dividends, distributions and redemption proceeds payable to any noncorporate shareholder that does not provide the fund with the shareholder's correct taxpayer identification number or certification that the shareholder is not subject to backup withholding.

Foreign shareholders invested in any SSgA Fund should consult with their tax advisors as to if and how the United States federal income tax and its withholding requirements applies to them.

                              FINANCIAL HIGHLIGHTS

The fund is not yet operational; accordingly, no financial highlights are presented.

              [THE REMAINDER OF THIS PAGE IS INTENTIONALLY BLANK.]

                                   SSgA FUNDS
                             SSgA Money Market Fund
                      SSgA US Government Money Market Fund
                         SSgA Tax Free Money Market Fund
                              SSgA Yield Plus Fund
                             SSgA Intermediate Fund
                              SSgA Bond Market Fund
                            SSgA High Yield Bond Fund
                          SSgA Core Opportunities Fund
                             SSgA S&P 500 Index Fund
                          SSgA Disciplined Equity Fund
                               SSgA Small Cap Fund
                            SSgA Special Equity Fund
                         SSgA Tuckerman Active REIT Fund
                           SSgA Aggressive Equity Fund
                              SSgA IAM SHARES Fund
                            SSgA Large Cap Value Fund
                    SSgA Large Cap Growth Opportunities Fund
                        SSgA Directional Core Equity Fund
                           SSgA Emerging Markets Fund
                     SSgA International Stock Selection Fund
                  SSgA International Growth Opportunities Fund
                         SSgA MSCI(R) EAFE(R) Index Fund
                         SSgA Life Solutions Growth Fund
                        SSgA Life Solutions Balanced Fund
                   SSgA Life Solutions Income and Growth Fund

                   ADDITIONAL INFORMATION ABOUT THE SSGA FUNDS

The Statement of Additional Information (SAI) includes additional information about the SSgA Directional Core Equity Fund. The SAI is incorporated into this prospectus by reference and is available, without charge, upon request. To request an SAI, other information about the SSgA Funds or to make any shareholder inquiry, please contact:

                        State Street Global Markets, LLC
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327

The prospectus is available on the SSgA Funds' website at www.ssgafunds.com.

You can review and copy information about the SSgA Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the SSgA Funds are available on the EDGAR database on the Commission's internet site at http://www.sec.gov, and copies also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

SSgA Funds' Investment Company Act File No. 811-5430

                                                   Filed pursuant to Rule 485(a)
                                                    File Nos. 33-19229; 811-5430

                                   SSgA FUNDS
                          State Street Financial Center
                               One Lincoln Street
                        Boston, Massachusetts 02111-2900
                                 1-800-997-7327
                                www.ssgafunds.com

                       STATEMENT OF ADDITIONAL INFORMATION
                        SSgA DIRECTIONAL CORE EQUITY FUND
                               SEPTEMBER 10, 2004
                             [SUBJECT TO COMPLETION]

This Statement of Additional Information is not a prospectus. Instead, it supplements or describes in greater detail the SSgA Funds and the series named above as contained in the prospectus dated September 10, 2004 (Subject to Completion). You may obtain a copy of the prospectus by calling 1-800-647-7327.

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE AMENDED BY THE SSgA DIRECTIONAL CORE EQUITY FUND (THE "FUND"). THE FUND MAY NOT SELL ITS SECURITIES UNTIL THE REGISTRATION STATEMENT THAT IT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THE FUND'S SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THE T FUND'S SECURITIES IN ANY STATE WHERE SUCH OFFER OR SALE IS NOT PERMITTED.

                                TABLE OF CONTENTS

FUND HISTORY                                                                                          3

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS                                                      3

   INVESTMENT STRATEGIES AND RISKS                                                                    3
   HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES                                               9
   INVESTMENT RESTRICTIONS                                                                           12
   TEMPORARY DEFENSIVE POSITION                                                                      13
   PORTFOLIO TURNOVER                                                                                13

MANAGEMENT OF THE FUND                                                                               13

   BOARD OF TRUSTEES AND OFFICERS                                                                    13
   COMPENSATION                                                                                      17
   EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003    18
   CONTROLLING AND PRINCIPAL SHAREHOLDERS                                                            19

INVESTMENT ADVISORY AND OTHER SERVICES                                                               19

   ADVISOR                                                                                           19
   ADMINISTRATOR                                                                                     20
   CUSTODIAN AND TRANSFER AGENT                                                                      21
   DISTRIBUTOR                                                                                       22
   CODE OF ETHICS                                                                                    22
   DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS                                          22
   INDEPENDENT ACCOUNTANTS                                                                           24
   LEGAL COUNSEL                                                                                     24

BROKERAGE PRACTICES AND COMMISSIONS                                                                  24

PRICING OF FUND SHARES                                                                               25

TAXES                                                                                                26

CALCULATION OF PERFORMANCE DATA                                                                      26

ADDITIONAL INFORMATION                                                                               27

   SHAREHOLDER MEETINGS                                                                              27
   CAPITALIZATION AND VOTING                                                                         27
   FEDERAL LAW AFFECTING STATE STREET                                                                27
   PROXY VOTING POLICY                                                                               28
   MASSACHUSETTS BUSINESS TRUST                                                                      28

FINANCIAL STATEMENTS                                                                                 28

APPENDIX:  SSGA FUNDS MANAGEMENT, INC.--PROXY VOTING POLICY                                          29

APPENDIX: DESCRIPTION OF SECURITIES RATINGS                                                          34

                                  FUND HISTORY

SSgA Funds (the Investment Company or the Funds) was organized as a Massachusetts business trust on October 3, 1987, and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended.

                DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

The SSgA Funds is an open-end, management investment company which offers shares of beneficial interest in separate portfolios, each of which is referred to as a fund. Each SSgA Fund is diversified(1), in that at least 75% of its total assets are represented by a variety of instruments including cash, government securities, securities of other investment companies, and other securities within the limitations described in the investment restrictions.

INVESTMENT STRATEGIES AND RISKS

To the extent consistent with its non-fundamental investment objective and restrictions, the fund may invest in the following instruments and utilize the following investment techniques:

THE RUSSELL 1000(R) INDEX. The fund will measure its performance against the Russell 1000 Index. The Russell 1000 Index offers investors access to the extensive large-cap segment of the US equity universe representing approximately 92% of the US market. The Russell 1000 is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected. The Russell 1000 includes the largest 1000 securities in the Russell 3000.

AMERICAN DEPOSITORY RECEIPTS (ADRs). The fund may invest in ADRs under certain circumstances as an alternative to directly investing in foreign securities. Generally, ADRs, in registered form, are designed for use in the US securities markets. ADRs are receipts typically issued by a US bank or trust company evidencing ownership of the underlying securities. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in a foreign issuer's stock, the fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the US for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards may be more uniform and more exacting than those to which many foreign issuers are subject.

PREFERRED STOCKS. Preferred stock, unlike common stock, generally confers a stated dividend rate payable from the corporation's earnings. Such preferred stock dividends may be cumulative or noncumulative, fixed, participating, auction rate or other. If interest rates rise, a fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline either absolutely or relative to alternative investments. Preferred stock may have mandatory sinking fund provisions, as well as provisions that allow the issuer to redeem or call the stock. The right to payment of preferred stock is generally subordinate to rights associated with a corporation's debt securities.

EQUITY SWAPS. Equity swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although swap agreements entail the risk that a party will default on its payment obligations, the portfolios will minimize this risk by entering into agreements only with counterparties that the Advisor deems creditworthy. The Advisor will allow the fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the SSgA Funds' repurchase agreement guidelines. Swap agreements bear the risk that the portfolios will not be able to meet their obligation to the counterparty. This risk will be mitigated by investing the portfolios in the specific asset for which it is obligated to pay a return.

WARRANTS. The fund may invest in warrants which entitle the holder to buy equity securities at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the

----------
(1) With the exception of the SSgA Tuckerman Active REIT Fund, which is non-diversified.

issuing company. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date. The fund will not invest more than 5% of the value of its net assets in warrants, or more than 2% in warrants which are not listed on the New York or American Stock Exchanges.

COMMERCIAL PAPER. Tax exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Fund will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's Investors Service, Inc., A-1 by Standard & Poor's Rating Group or F-1 by Fitch's Investor Service.

EURODOLLAR CERTIFICATES OF DEPOSIT (ECDs), EURODOLLAR TIME DEPOSITS (ETDs) AND YANKEE CERTIFICATES OF DEPOSIT (YCDs). ECDs are US dollar denominated certificates of deposit issued by foreign branches of domestic banks. ETDs are US dollar denominated deposits in foreign banks or foreign branches of US banks. YCDs are US dollar denominated certificates of deposit issued by US branches of foreign banks.

Different risks than those associated with the obligations of domestic banks may exist for ECDs, ETDs and YCDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as loan limitations, examinations and reserve, accounting, auditing, recordkeeping and public reporting requirements.

FOREIGN CURRENCY RISK. A fund that invests in foreign securities or securities denominated in foreign currencies may be adversely affected by changes in currency exchange rates, exchange control regulations, foreign country indebtedness and indigenous economic and political developments. A fund attempts to buy and sell foreign currencies on favorable terms, but will incur the cost of any price spread on currency exchanges when a fund changes investments from one country to another or when proceeds from the sale of shares in US dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a fund from repatriating invested capital and dividends, withhold portions of interest and dividends at the source, or impose other taxes, with respect to a fund's investments in securities of issuers of that country. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the fund's securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging markets countries have experienced substantial and in some periods extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

FOREIGN SECURITIES. The fund is permitted to invest in foreign securities. Foreign securities include securities of foreign companies and foreign governments (or agencies or subdivisions thereof). The fund will normally invest in foreign securities only if: (i) such securities are US dollar-denominated; or
(ii) if such securities are not US dollar-denominated, the fund contemporaneously enters into a foreign currency transaction to hedge the currency risk associated with the particular foreign security. If the fund's securities are held abroad, the countries in which such securities may be held and the sub-custodian holding them must be approved by the fund's Board of Trustees or its delegate under applicable rules adopted by the SEC. In buying foreign securities, the fund may convert US dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such currency as an investment.

The globalization and integration of the world economic system and related financial markets have made it increasingly difficult to define issuers geographically. Accordingly, the fund intends to construe geographic terms such as "foreign," "non-US" "European, " "Latin American," and "Asian," in the manner that affords to the fund the greatest flexibility in seeking to achieve its investment objective(s). Specifically, in circumstances where the investment objective and/or strategy is to invest at least some percentage of the fund's assets in foreign securities, etc., the fund will take the view that a security meets this description so long as the issuer of a security is tied economically to the particular country or geographic region indicated by words of the relevant investment objective and/or strategy (the "Relevant Language"). For these purposes the issuer of a security is deemed to have that tie if:

     (i) the issuer is organized under the laws of the country or a country within the geographic region suggested by the Relevant Language or maintains its principal place of business in that country or region; or

     (ii) the securities are traded principally in the country or region suggested by the Relevant Language; or

     (iii) the issuer, during its most recent fiscal year, derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the country or region suggested by the Relevant Language or has at least 50% of its assets in that country or region.

In addition, the fund intends to treat derivative securities (e.g., call options) by reference to the underlying security. Conversely, if the investment objective and/or strategy of the fund limits the percentage of assets that may be invested in "foreign securities," etc. or prohibits such investments altogether, the fund intends to categorize securities as "foreign," etc. only if the security possesses all of the attributes described above in clauses (i),
(ii) and (iii).

Foreign securities also include securities of foreign issuers represented by American Depositary Receipts (ADRs). ADRs are issued by a US depository institution, but they represent a specified quantity of shares of a non-US stock company. ADRs trade on US securities exchanges but are treated as "foreign securities" for purposes of the limitations on the Fund's investments in foreign securities because they are subject to many of the same risks as foreign securities as described below.

In addition to ADRs, the fund may invest in sponsored or unsponsored Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) to the extent they become available. GDRs and EDRs are typically issued by foreign depositaries and evidence ownership interests in a security or pool of securities issued by either a foreign or a US corporation. Holders of unsponsored GDRs and EDRs generally bear all the costs associated with establishing them. The depositary of an unsponsored GDR or EDR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the GDR or EDR holders any voting rights with respect to the securities or pools of securities represented by the GDR or EDR. GDRs and EDRs also may not be denominated in the same currency as the underlying securities. Registered GDRs and EDRs are generally designed for use in US securities markets, while bearer form GDRs and EDRs are generally designed for non-US securities markets. The fund will treat the underlying securities of a GDR or EDR as the investment for purposes of its investment policies and restrictions.

Investments in foreign securities involve special risks and considerations. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. For example, foreign markets have different clearance and settlement procedures. Delays in settlement could result in temporary periods when assets of the Fund are uninvested. The inability of the fund to make intended security purchases due to settlement problems could cause it to miss certain investment opportunities. They may also entail certain other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes, higher brokerage costs, thinner trading markets, currency blockages or transfer restrictions, expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the US dollar. Further, it may be more difficult for the fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Certain markets may require payment for securities before delivery. The fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets.

A number of current significant political, demographic and economic developments may affect investments in foreign securities and in securities of companies with operations overseas. Such developments include dramatic political changes in government and economic policies in several Eastern European countries and the republics composing the former Soviet Union, as well as the unification of the European Economic Community. The course of any one or more of these events and the effect on trade barriers, competition and markets for consumer goods and services are uncertain. Similar considerations are of concern with respect to developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Management seeks to mitigate the risks associated with these considerations through diversification and active professional management.

FORWARD CURRENCY TRANSACTIONS. The fund's participation in forward currency contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The purpose of transaction hedging is to "lock in" the US dollar equivalent price of such specific securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in that currency. The fund will not speculate in foreign currency exchange transactions. Transaction and position hedging will not be limited to an overall percentage of the fund's assets, but will be employed as necessary to correspond to particular transactions or positions. The fund may not hedge its currency positions to an extent greater than the aggregate market value (at the time of entering into the forward contract) of the securities held in its portfolio denominated, quoted in, or currently convertible into that particular currency. When the fund engages in forward

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currency transactions, certain asset segregation requirements must be satisfied to ensure that the use of foreign currency transactions is unleveraged. When the fund takes a long position in a forward currency contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When the fund takes a short position in a forward currency contract, the fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the currency underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the fund "covers" a forward currency position generally by entering into an offsetting position. The transaction costs to the fund of engaging in forward currency transactions vary with factors such as the currency involved, the length of the contract period and prevailing currency market conditions. Because currency transactions are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities being hedged, but it does establish a rate of exchange that can be achieved in the future. Thus, although forward currency contracts used for transaction or position hedging purposes may limit the risk of loss due to an increase in the value of the hedged currency, at the same time they limit potential gain that might result were the contracts not entered into. Further, the Advisor may be incorrect in its expectations as to currency fluctuations, and the fund may incur losses in connection with its currency transactions that it would not otherwise incur. If a price movement in a particular currency is generally anticipated, the fund may not be able to contract to sell or purchase that currency at an advantageous price. At or before the maturity of a forward sale contract, the fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract. The foregoing principles generally apply also to forward purchase contracts.

INCOME RISK. Income risk is the risk that falling interest rates will cause a fund's income over time to decline.

ILLIQUID SECURITIES. The fund may not invest more than 15% of its net assets in illiquid securities or securities that are not readily marketable. These securities include repurchase agreements that have a maturity of longer than seven days, and including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Other securities considered illiquid are time deposits with maturities in excess of seven days, variable rate demand notes with demand periods in excess of seven days unless the fund's Advisor determines that such notes are readily marketable and could be sold promptly at the prices at which they are valued and guaranteed investment contracts; participation interests, floating and variable rate demand obligations and tender option bonds as to which the fund cannot exercise a demand feature in seven or fewer days or for which there is no secondary market. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. The fund's Advisor will monitor the liquidity of such restricted securities under the supervision of the fund's Board of Trustees. The absence of a regular trading market for illiquid securities imposes additional risk on investments in these securities. Illiquid securities may be difficult to value and may often be disposed of only after considerable expense and delay.

IPO HOLDING RISK. IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Therefore, IPOs have greater risks than other equity investments. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which a fund can participate. Even when the fund requests to participate in an IPO, there is no guarantee that a fund will receive an allotment of shares in an IPO sufficient to satisfy a fund's desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

IPO TRADING RISK. IPO trading is the practice of participating in an initial public offering (IPO) and then immediately selling the security in the after-market. Engaging in this strategy could result in active and frequent trading. Use of this strategy could increase the fund's portfolio turnover and the possibility of realized capital gain. This is not a tax-efficient strategy. From time to time, it may not be possible to pursue an IPO trading strategy effectively because of a limited supply of "hot" IPOs. In addition, this practice may result in losses if a fund purchases a security in an IPO and there is insufficient demand for the security in the after-market of the IPO. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

INTEREST RATE RISK. During periods of rising interest rates, a fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, a fund's yield (and the value of its securities) will tend to be higher than prevailing market rates. The longer the duration of the security, the more sensitive the security is to this risk. A 1% increase in

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interest rates would reduce the value of a $100 note by approximately one dollar if it had a one-year duration, but would reduce its value by approximately fifteen dollars if it had a 15-year duration.

INTERFUND LENDING. The SSgA Funds has been granted permission from the SEC to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs.

PREPAYMENT RISK. Prepayment risk is the risk that principal on mortgages or other assets underlying a mortgage-backed or asset-backed security may be paid prior to the stated maturity date at any time. If a fund purchases mortgage-backed or asset-backed securities at a premium, a faster than expected prepayment rate will reduce both the market value and the yield to maturity from those which were anticipated. A prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if a fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market values. Prepayment of loans underlyingasset-backed and mortgage-backed securities can be expected to accelerate during periods of declining interest rates.

PURCHASE OF OTHER INVESTMENT COMPANY FUNDS. The fund may seek to achieve its investment objective by investing in the shares of certain other investment companies, or exchange traded funds registered as investment companies, that have substantially similar investment objectives and policies. Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the fund an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds the fund may hold, provided that certain conditions are met. The conditions requested by the SEC were designed to address certain abuses perceived to be associated with funds of funds, including unnecessary costs (such as sales loads, advisory fees that may be borne by the fund and administrative costs), and undue influence by a fund of funds over the underlying fund. The conditions apply only when the fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

REPURCHASE AGREEMENTS. A fund enters into repurchase agreements with banks and other financial institutions, such as broker-dealers. Under repurchase agreements, these parties sell securities to a fund and agree to repurchase the securities at the fund's cost plus interest within a specified time. In substance, a repurchase agreement is a loan for which the fund receives securities as collateral. Under a repurchase agreement, a fund purchases securities from a financial institution that agrees to repurchase the securities at the fund's original purchase price plus interest within a specified time. The securities purchased by each fund have a total value in excess of the purchase price paid by the fund and are held by the Custodian or another board-approved custodian bank until repurchased. Repurchase agreements assist the fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. Repurchase transactions are limited to those member banks of the Federal Reserve System and broker-dealers whose creditworthiness the Advisor continually monitors and considers satisfactory. If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of a bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable. In evaluating whether to enter into a repurchase agreement, the Advisor will carefully consider the creditworthiness of the seller. Distributions of the income from repurchase agreements will be taxable to a fund's shareholders.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. The fund may enter into reverse repurchase agreements with respect to portfolio securities in accordance with the its investment restrictions. Under a reverse repurchase agreement, a fund transfers possession of portfolio securities to financial institutions in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date by repaying the cash with interest. The fund retains the right to receive interest and principal payments from the securities while they are in the possession of the financial institutions. Cash or liquid high quality debt obligations from a fund's portfolio equal in value to the repurchase price including any accrued interest will be segregated by the Custodian on the fund's records while a reverse repurchase agreement is in effect. Reverse repurchase agreements involve the risk that the market value of securities sold by the fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements may be used as a means of borrowing temporarily for extraordinary or emergency purposes or to facilitate redemptions and are not used to leverage the fund.

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If the other party or "seller" defaults, a fund might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the fund are less than the repurchase price and the fund's cost associated with delay and enforcement of the repurchase agreement. In addition, in the event of bankruptcy of the seller, a fund could suffer additional losses if a court determines that the fund's interest in the collateral is not enforceable.

SHORT SALES. The fund may enter into short sales. Short sales are transactions in which the fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the fund replaces a borrowed security in connection with a short sale, it will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission. The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale. The fund may purchase call options or sell put options to provide a hedge against an increase in the price of a security sold short by the Fund. See "Hedging Strategies and Investment Techniques," below.

SHORT SALES "AGAINST THE BOX." In addition to the short sales discussed above, the fund may make short sales "against the box," a transaction in which the fund enters into a short sale of a security that the fund owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The fund receives the net proceeds from the short sale. It currently is anticipated that the fund will make short sales against the box for purposes of protecting the value of the fund's net assets. In a short sale, the fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The fund may engage in short sales if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." In a short sale, a seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the fund engages in a short sale, the collateral for the short position will be maintained by the fund's custodian or a qualified sub-custodian. While the short sale is open, the fund will maintain in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute a fund's long position. The fund will not engage in short sales against the box for speculative purposes. The fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the fund (or a security convertible or exchangeable for such security), or when the fund wants to sell the security at an attractive current price, but also wishes possibly to defer recognition of gain or loss for federal income tax purposes. (A short sale against the box will defer recognition of gain for federal income tax purposes only if the fund subsequently closes the short position by making a purchase of the relevant securities no later than 30 days after the end of the taxable year. The original long position must also be held for the sixty days after the short position is closed.) In such case, any future losses in the fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the fund owns. There will be certain additional transaction costs associated with short sales against the box, but the fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

US GOVERNMENT SECURITIES. US Government securities include US Treasury bills, notes and bonds and other obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities. Obligations issued or guaranteed as to interest and principal by the US Government, its agencies or instrumentalities include securities that are supported by the full faith and credit of the United States Treasury, securities that are supported by the right of the issuer to borrow from the United States Treasury, discretionary authority of the US Government agency or instrumentality, and securities supported solely by the creditworthiness of the issuer.

GOVERNMENT SECURITIES RISK. Unlike securities issued by the US Treasury, securities issued by US government agencies and instrumentalities such as Fannie Mae, Freddie Mac and FHLB are neither insured nor guaranteed by the US Treasury and are subject to the risk that the US government will not provide financial support to such agencies or instrumentalities if it is not obligated to do so

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by law. Investments in US government securities may return less than investments in non-government fixed income securities.

HEDGING STRATEGIES AND RELATED INVESTMENT TECHNIQUES

The fund may seek to hedge against movements in the equity markets, interest rates and currency exchange rates through the use of options, futures transactions, and options on futures. The fund has authority to write (sell) covered call and put options on its portfolio securities, purchase put and call options on securities and engage in transactions in stock index options, stock index futures and financial futures and related options on such futures. The fund may enter into such options and futures transactions either on exchanges or in the over-the-counter (OTC) markets. Although certain risks are involved in options and futures transactions, the Advisor believes that, because the fund will only engage in these transactions for hedging purposes, the options and futures portfolio strategies of the fund will not subject the fund to the risks frequently associated with the speculative use of options and futures transactions. Although the use of hedging strategies by the fund is intended to reduce the volatility of the net asset value of the fund's shares, the fund's net asset value will nevertheless fluctuate. There can be no assurance that the fund's hedging transactions will be effective.

WRITING COVERED CALL OPTIONS. The fund is authorized to write (sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to such options. Writing a call option obligates a fund to sell or deliver the option's underlying security, in return for the strike price, upon exercise of the option. By writing a call option, the fund receives an option premium from the purchaser of the call option. Writing covered call options is generally a profitable strategy if prices remain the same or fall. Through receipt of the option premium, the fund would seek to mitigate the effects of a price decline. By writing covered call options, however, the fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the fund's ability to sell the underlying security will be limited while the option is in effect unless the fund effects a closing purchase transaction.

WRITING COVERED PUT OPTIONS. The fund is authorized to write (sell) covered put options on its portfolio securities and to enter into closing transactions with respect to such options.

When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. The fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for an option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

The fund may write put options as an alternative to purchasing actual securities. If security prices rise, the fund would expect to profit from a written put option, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the fund will also profit, because it should be able to close out the option at a lower price. If security prices fall, the fund would expect to suffer a loss. This loss should be less than the loss the fund would have experienced from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

PURCHASING PUT OPTIONS. The fund is authorized to purchase put options to hedge against a decline in the market value of its portfolio securities. By buying a put option a fund has the right (but not the obligation) to sell the underlying security at the exercise price, thus limiting the fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid by the fund for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the fund's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The fund will not purchase put options on securities (including stock index options) if as a result of such purchase, the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

PURCHASING CALL OPTIONS. The fund is also authorized to purchase call options. The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price (call options on futures contracts are settled by purchasing the underlying futures contract). The fund will purchase call options only in connection with "closing purchase transactions." The fund will not purchase call options on securities (including stock index options) if as a result of such purchase the aggregate cost of all outstanding options on securities held by the fund would exceed 5% of the market value of the fund's total assets.

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INTEREST RATE AND FINANCIAL FUTURES AND OPTIONS. The fund may invest in interest rate futures contracts, futures contracts, and options thereon that are traded on a US exchange or board of trade, as specified in the Prospectuses. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument (such as GNMA certificates or Treasury bonds) or the cash value of an index at a specified price at a future date. A futures contract on an index is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering interest rates, several indexes and a number of financial instruments.

The fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

As long as required by regulatory authorities, the fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the fund's securities or the price of the securities which the fund intends to purchase. Additionally, a fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

A fund will only enter into futures contracts and options on futures contracts which are standardized and traded on a US exchange, board of trade, or similar entity, or quoted on an automated quotation system. A fund will enter into a futures contract only if the contract is "covered" or if the fund at all times maintains with the Custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A fund will write a call or put option on a futures contract only if the option is "covered."

RESTRICTIONS ON THE USE OF FUTURES TRANSACTIONS. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the broker, called "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

Regulations of the Commodities Futures Trading Commission applicable to the fund require that all of the fund's futures and options on futures transactions constitute bona fide hedging transactions and that the fund not enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits on the fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the fund's total assets.

RESTRICTIONS ON OTC OPTIONS. The fund may engage in OTC options only with member banks of the Federal Reserve System and primary dealers in US Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The fund will acquire only those OTC options for which Advisor believes the fund can receive on each business day at least two independent bids or offers (one of which will be from an entity other than a party to the option).

The Staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the fund has adopted an operating policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of: (1) the market value of outstanding OTC options held by the fund; (2) the market value of the underlying securities covered by outstanding OTC call options sold by the fund; (3) margin deposits on the fund's existing OTC options on futures contracts; and (4) the market value of all other assets of the fund that are illiquid or are not otherwise readily marketable, would exceed 15% of the net assets of the fund, taken at market value. However, if an OTC option is sold by the fund to a primary US Government securities dealer recognized by the Federal Reserve Bank of New York and the fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (current market value of the underlying security minus the option's strike price). The repurchase price with primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is "in-the-money."

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The fund will not use leverage in its options and futures strategies. Such investments will be made for hedging purposes only. The fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The fund will not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either: (1) an offsetting position in securities or other options or futures contracts; or (2) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The fund's custodian shall maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meeting redemption requests or other current obligations.

RISK FACTORS IN OPTIONS, FUTURES AND FORWARD TRANSACTIONS. The use of options and futures transactions to hedge the fund's portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of securities which are the subject of the hedge. If the price of the options or futures moves more or less than the price of hedged securities, the fund will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on Advisor's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the fund may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the fund may purchase or sell fewer stock index options or futures contracts, if the historical price volatility of the hedged securities is less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches. Options are also subject to the risks of an illiquid secondary market, particularly in strategies involving writing options, which the fund cannot terminate by exercise. In general, options whose strike prices are close to their underlying instruments' current value will have the highest trading volume, while options whose strike prices are further away may be less liquid.

The fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated by the Custodian on the fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to the transaction to complete the transaction may cause a fund to miss an advantageous price or yield. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, or if the other party fails to complete the transaction.

The fund intends to enter into options and futures transactions, on an exchange or in the OTC market, only if there appears to be a liquid secondary market for such options or futures or, in the case of OTC transactions, the Advisor believes the fund can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on a fund's ability to effectively hedge its portfolio. There is also the risk of loss by a fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the fund has an open position in an option, a futures contract or related option.

The exchanges on which options on portfolio securities are traded have generally established limitations governing the maximum number of call or put options on the same underlying security (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day.

INVESTMENT RESTRICTIONS

The fund is subject to the following fundamental investment restrictions. A fundamental restriction may only be changed by a vote of a "majority of the outstanding voting securities" of the fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

1. The fund will not borrow money, except in connection with purchasing securities on margin and as otherwise permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

2. The fund will not issue "senior securities," except as permitted under the 1940 Act, as amended and as interpreted or modified by regulation from time to time.

3. The fund will not engage in the business of underwriting securities issued by others, except to the extent that the fund may be considered to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with its investments in other investment companies.

4.   The fund will not purchase or sell real estate, except that the fund may
     (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
     (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, and (iv) hold and sell real estate acquired by the fund as a result of the ownership of securities.

5. The fund will not purchase or sell commodities or commodity contracts, except the fund may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6. The fund will not make loans, except that the fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

7. The fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

If any percentage restriction described above for the fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the fund's assets will not constitute a violation of the restriction, except as otherwise noted. In addition, the fund may invest substantially all of its assets in the securities of a single open-end registered investment company with similar investment objectives and policies without violating any of the foregoing investment restrictions.

The following descriptions of certain investment limitations under the 1940 Act may assist investors in understanding the fund's investment restrictions, but are not part of the fund's investment restrictions.

BORROWING. The 1940 Act restricts the fund from borrowing (including pledging, mortgaging or hypothecating its assets) in excess of 50% of its total assets (not including temporary borrowings in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowing for the purposes of the fund's investment restriction.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, when such investments are "covered" or with appropriate earmarking or segregation of assets to cover such obligations.

UNDERWRITING. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in an industry or group of industries, with certain exceptions.

TEMPORARY DEFENSIVE POSITION

For defensive purposes, the fund may invest temporarily in short-term fixed income securities. These include obligations issued or guaranteed as to principal and interest by the US Government, its agencies or instrumentalities and repurchase agreements collateralized by these obligations; commercial paper; bank certificates of deposit; bankers' acceptances and time deposits. These short-term, fixed income securities may be used without limitation to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. This strategy may be inconsistent with the fund's principal investment strategy in an attempt to respond to adverse market, economic, political or other conditions. Taking such a temporary defensive position may result in the fund not achieving its investment objective.

PORTFOLIO TURNOVER

Generally, securities are purchased for the fund for investment income and/or capital appreciation and not for short-term trading profits. The Advisor's sell discipline for the fund's investment in securities is based on the premise of a long-term investment horizon, however, sudden changes in valuation levels arising from, for example, new macroeconomic policies, political developments, and industry conditions could change the assumed time horizon. Liquidity, volatility, and overall risk of a position are other factors considered by the Advisor in determining the appropriate investment horizon. Therefore, the fund may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable.

The portfolio turnover rate for the fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the fund during the year. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts and repurchase agreements, are excluded. A high turnover rate (over 100%) will: (1) increase transactions expenses which will adversely affect a fund's performance; and (2) result in increased brokerage commissions and other transaction costs, and the possibility of realized capital gains. To the extent any realized gains are short-term capital gains, they will generally be taxed at ordinary income rates. The payment of any taxes will impact a shareholder's net return from holding an interest in the fund.

The fund anticipates turnover rates in excess of 100%.

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES AND OFFICERS

The Board of Trustees is responsible for overseeing generally the management, activities and affairs of each fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the SSgA Funds (see the section called "Investment Advisory and Other Services."). The Trustees hold office for the life of the Trust. A Trustee may resign or retire, and may be removed at any time by a vote of two-thirds of Investment Company shares or by a vote of a majority of the Trustees. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by holders of not less than 10% of the shares then outstanding. A vacancy on the Board of Trustees may be filled by the vote of a majority of the remaining Trustees, provided that immediately thereafter at least two-thirds of the Trustees have been elected by shareholders. The officers are responsible for the day-to-day management and administration of the SSgA Funds' operations and are elected annually by the Board of Trustees.

COMMITTEES OF THE BOARD OF TRUSTEES. There are five committees of the Board of
Trustees:

- Audit Committee, which consists of Messrs. Marshall, Mastrovich, Riley, Shirk, Taber, and Todd (the Independent Trustees), met four times during the last fiscal year. The purpose of the Audit Committee is to recommend the selection, retention or termination of auditors and, in connection therewith, to evaluate the independence of the auditors, including whether the auditors provide any consulting services to the manager, and to receive the auditors' specific representations as to their independence; meet with the Funds' independent auditors, including private meetings, as necessary to: (i) review the arrangements for and scope of the annual audit and any special audits; (ii) discuss any matters of concern relating to the Funds' financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); (iii) consider the auditors' comments with respect to the Funds' financial policies, procedures and internal accounting controls and management's responses thereto; (iv) review the form of opinion the auditors propose to render to the Board and shareholders; (v) consider the effect upon the SSgA Funds of any changes in accounting principles or practices proposed by management or the auditors; (vi) review the fees charged by the auditors for audit and non-audit services; (vii) investigate improprieties or suspected improprieties in fund operations; (viii) pre-approve fund audit services and associated fees; (ix) pre-approve non-audit services provided to the fund and to the fund's adviser and affiliates; (x) receive and consider, prior to the filing of an audit report with the SEC, reports from the fund's independent auditor regarding its audit; (xi) receive and consider reports from fund management of any significant deficiencies in the design or operation of the fund's internal controls; (xii) report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate; and (xiii) perform such other functions consistent with this Charter, the Investment Company's By-laws and governing law, as the Audit Committee or the Board of Trustees deems necessary or appropriate.

- The Governance Committee, which consists of the Independent Trustees and Mr. Anderson, met three times during the last fiscal year. The purpose of the Governance Committee is the review of information and determination with respect to matters of Trustee compensation, Trustee performance evaluation and independence of outside counsel to the Trustees.

- The Valuation Committee, which consists of the Independent Trustees and Mr. Anderson, did not meet during the previous fiscal year. The Valuation Committee meets as necessary as determined by the SSgA Funds' Valuation Procedures. The Investment Company has established procedures and guidelines for valuing portfolio securities and makes fair value determinations from time to time through the Valuation Committee, with the assistance of the Oversight Committee, State Street Bank and Trust Company (State Street) and SSgA Funds Management, Inc. The Valuation Committee reviews the actions and recommendations of the Oversight Committee at each quarterly Board of Trustees meeting and the Investment Company convenes meetings of the Valuation Committee as set forth in the Investment Company's Securities Valuation Procedures.

- The Nominating Committee, which consists of the Independent Trustees, did not meet during the previous fiscal year. The Nominating Committee is a sub-committee of the Governance Committee. The purposes of the Nominating Committee are to nominate candidates for independent trustee membership on the Board of Trustees, evaluate candidates' qualifications for board membership and their independence from the Funds' service providers, and recommend independent trustee candidates to the Governance Committee. The Nominating Committee will not consider nominees recommended by securities holders.

- The Qualified Legal Compliance Committee, which consists of the Independent Trustees, did not meet during the previous fiscal year. The purposes of the Qualified Legal Compliance Committee include, but are not limited to, investigating matters referred to it by the Chief Legal Officer and recommending (but not requiring) that the SSgA Funds implement an appropriate response to evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Investment Company or its officers.

The following lists the SSgA Funds' trustees and principal officers, mailing addresses and ages, positions with the SSgA Funds and length of time served, and present and principal occupations and, with respect to the trustees, other directorships held during the past five years.

                                                                                               NUMBER OF
                     POSITION(S) WITH SSgA                                                     PORTFOLIOS IN FUND
                     FUNDS;                                                                    COMPLEX
NAME, ADDRESS AND    LENGTH OF TIME             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;   OVERSEEN BY
AGE                  SERVED                     OTHER DIRECTORSHIPS HELD                       TRUSTEE
------------------   -------------------------- ---------------------------------------------- ------------------
Lynn L. Anderson     -    Trustee since         -    Vice Chairman, Frank Russell Company      -   27
909 A Street              1988                       (institutional financial consultant);
Tacoma, WA  98402    -    Interested Person of  -    Chairman of the Board, Frank Russell
Age 65                    the SSgA Funds (as         Investment Management Company
                          defined in the 1940        (investment management); and Frank
                          Act) due to his            Russell Investment Company and Russell
                          employment by the          Investment Funds (registered investment
                          parent company of          companies);
                          the
                                                -    Chairman of the Board and Chief
                                                     Executive Officer, Russell Fund
                                                     Distributors, Inc. (mutual fund
                                                     broker-dealer and underwriter) and
                                                     Frank

                          Administrator              Russell Trust Company; and
                     -    Chairman of the       -    Director, Russell Insurance Agency,
                          Board and President        Inc. (manager of investment companies);
                     -    Member, Governance         Frank Russell Investments (UK) Limited
                          Committee                  (unit trust management); and Frank
                     -    Member, Valuation          Russell Asset Management (Cayman) II
                          Committee                  LLC (limited partnership investment).

INDEPENDENT TRUSTEES

                                                                                               NUMBER OF
                     POSITION(S) WITH SSgA                                                     PORTFOLIOS IN FUND
                     FUNDS;                                                                    COMPLEX
NAME, ADDRESS AND    LENGTH OF TIME             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;   OVERSEEN BY
AGE                  SERVED                     OTHER DIRECTORSHIPS HELD                       TRUSTEE
------------------   -------------------------- ---------------------------------------------- ------------------
William L. Marshall  -    Trustee since 1988    -    Chief Executive Officer and               -    27
33 West Court        -    Chairman, Audit            President, Wm. L. Marshall
Street                    Committee                  Associates, Inc., Wm. L. Marshall
Doylestown, PA       -    Member, Governance         Companies, Inc. and the Marshall
18901                     Committee                  Financial Group, Inc. (a registered
Age 62               -    Member, Valuation          investment advisor and provider of
                          Committee                  financial and related consulting
                                                     services);
                                                -    Certified Financial Planner and
                                                     Member, Financial Planners
                                                     Association; and
                                                -    Registered Representative and
                                                     Principal for Securities with
                                                     Cambridge Investment Research, Inc.,
                                                     Fairfield, Iowa.

Steven J. Mastrovich -    Trustee since 1988    -    September 2000 to Present, Global         -    27
623 Clapboardtree    -    Member, Audit              Head of Structured Real Estate, J.P.
Street                    Committee                  Morgan Investment Management (private
Westwood, MA         -    Member, Governance         real estate investment for clients
02090                     Committee                  primarily outside of the US to locate
Age 48               -    Member, Valuation          private real estate investments in
                          Committee                  the US);
                                                -    January 2000 to September 2000,
                                                     Managing Director, HSBC Securities
                                                     (USA) Inc. (banking and financial
                                                     services);
                                                -    From 1998 to 2000, President, Key
                                                     Global Capital, Inc. (provider of
                                                     equity and mezzanine capital to real
                                                     estate industry);
                                                -    From 1997 to 1998, Partner, Squire,
                                                     Sanders & Dempsey (law firm); and
                                                -    From 1994 to 1997, Partner, Brown,
                                                     Rudnick, Freed & Gesmer (law firm).

Patrick J. Riley     -    Trustee since 1988    -    2003 to Present, Associate Justice,       -    27
One Corporate Place  -    Member, Audit              Commonwealth of Massachusetts
55 Ferncroft Road         Committee                  Superior Court;
Danvers, MA          -    Member,               -    1985 to 2002, Partner, Riley, Burke &
                                                     Donahue, L.L.P. (law firm); and

01923                     Governance            -    Director, SSgA Cash Management Fund
Age 56                    Committee                  plc; and State Street Global Advisors
                     -    Member, Valuation          Ireland, Ltd. (investment companies).
                          Committee

Richard D. Shirk     -    Trustee since 1988    -    March 2001 to April 2002, Chairman,       -    27
1180 Brookgate       -    Member, Audit              Cerulean Companies, Inc. (holding
Way, NE                   Committee                  company) (Retired);
Atlanta, GA 30319-   -    Member, Governance    -    1996 to March 2001, President and
2877                      Committee                  Chief Executive Officer, Cerulean
Age 59               -    Member, Valuation          Companies, Inc. (holding company);
                          Committee             -    1992 to March 2001, President and
                                                     Chief Executive Officer, Blue
                                                     Cross/Blue Shield of Georgia (trade
                                                     association for independent Blue
                                                     Cross and Blue Shield health care
                                                     plans);
                                                -    1993 to November 2001, Chairman and
                                                     Board Member, Georgia Caring for
                                                     Children Foundation (private
                                                     foundation);
                                                -    November 1998 to Present, Board
                                                     Member, Healthcare Georgia Foundation
                                                     (private foundation); and
                                                -    September 2002 to Present, Board
                                                     Member, Amerigroup Corp. (managed
                                                     health care).

Bruce D. Taber       -    Trustee since 1991    -    Consultant, Computer Simulation,          -    27
26 Round Top Road    -    Member, Audit              General Electric Industrial Control
Boxford, MA 01921         Committee                  Systems (diversified technology and
Age 61               -    Member, Governance         services company); and
                          Committee             -    Director, SSgA Cash Management Fund
                     -    Member, Valuation          plc and State Street Global Advisors
                          Committee                  Ireland, Ltd. (investment companies).

Henry W. Todd        -    Trustee since 1988    -    Chairman, President and CEO, A.M.         -    27
150 Domorah Drive    -    Member, Audit              Todd Group, Inc. (flavorings
Montgomeryville,          Committee                  manufacturer);
PA 18936             -    Member, Governance    -    President and CEO, Zink & Triest Co.,
Age 57                    Committee                  Inc. (dealer in vanilla flavoring);
                     -    Member, Valuation          and
                          Committee             -    Director, SSgA Cash Management Fund
                                                     plc and State Street Global Advisors
                                                     Ireland, Ltd. (investment companies).

PRINCIPAL OFFICERS

                     POSITION(S) WITH SSgA
                     FUNDS;
NAME, ADDRESS AND    LENGTH OF TIME
AGE                  SERVED                     PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------
Agustin J. Fleites   -    Principal Executive   -    2002 to Present, President, SSgA Funds Management, Inc.
State Street              Officer and Chief          (investment advisor);
Financial

Center                    Executive Officer     -    2001 to Present, Senior Principal, State Street Global
One Lincoln Street        since 2003                 Advisors; Managing Director, Advisor Strategies (investment
Boston, MA 02111-                                    management);
2900                                            -    1999 to 2001, Principal, Head of Exchange Traded Funds,
Age 39                                               Offshore Funds and SSgA Latin America; and
                                                -    1993 to 1999, Principal, Head of Asset Allocation
                                                     Strategies.

J. David Griswold    -    Vice President        -    Director - Global Regulatory Policy and Assistant Secretary,
909 A Street              and Secretary              Frank Russell Company (institutional financial consultant);
Tacoma, WA 98402          since 1994;           -    Assistant Secretary and Associate General Counsel, Frank
Age 47               -    Chief Legal                Russell Investment Management Company (investment
                          Officer since 2003         management), Frank Russell Capital Inc. (investment advisor of private equity funds), and Frank Russell Investments
                                                     (Delaware), Inc. (member of general partner of private
                                                     equity funds);
                                                -    Assistant Secretary and Associate General Counsel, Russell
                                                     Fund Distributors, Inc. (mutual fund broker-dealer and
                                                     underwriter);
                                                -    Director, Secretary and Associate General Counsel, Frank
                                                     Russell Securities, Inc. (institutional brokerage firm); and
                                                -    Director, Frank Russell Canada Limited/Limitee
                                                     (institutional financial consultant).

James Ross           -    Vice President        -    2001 to Present, Principal, SSgA Funds Management, Inc.
State Street              since 2002                 (investment advisor);
Financial Center                                -    2000 to Present, Principal, State Street Global Advisors
One Lincoln Street                                   (investment management);
Boston, MA 02111-                               -    1992 to 2000, Vice President, State Street Corporation
2900                                                 (diversified financial services);
Age 39                                          -    2000 to Present, Vice President, streetTRACKS Series Trust
                                                     (registered investment company).

Mark E. Swanson      -    Treasurer and         -    Director - Investment Operations, Frank Russell Investment
909 A Street              Principal                  Management Company (investment management) and Frank Russell
Tacoma, WA 98402          Accounting                 Trust Company (trust company); and
Age 41                    Officer since 2000    -    Treasurer and Chief Accounting Officer, Frank Russell
                                                     Investment Company and Russell Investment Funds (registered investment companies).

Peter A. Ambrosini   -    Chief Compliance      -    February 2001 to present, Senior Principal, Chief Compliance
State Street              Officer since 2004         and Risk Management Officer, State Street Global Advisors;
Financial Center                                -    2001 to present, Chief Compliance Officer, SSgA Funds
One Lincoln Street                                   Management, Inc.; and
Boston, MA 02111-                               -    September 1985 to February 2001, Managing Director,
2900                                                 Regulatory Compliance Consulting Group,
Age 61                                               PricewaterhouseCoopers.

COMPENSATION

Trustees who are not officers or employees of Frank Russell Investment Management Company, SSgA Funds Management, Inc. or their affiliates are paid a base rate of $92,500 each fiscal year plus an additional $500-$1,000 per special meeting and are reimbursed for travel and other expenses they incur in attending Board meetings. As of the date of this SAI, the Trustees were not paid pension or retirement benefits as part of Investment Company expenses. However, the Trustees have approved a deferred compensation plan by which they would be allowed to invest a portion of their annual trustee fee in shares of the SSgA Funds. The Investment Company has obtained an exemptive order from the SEC to enable it to offer this benefit. Participation by the Trustees is optional. The Investment Company's officers are compensated by either the Administrator or its affiliates or the Advisor and its affiliates. [TO BE UPDATED BY AMENDMENT]

The Directional Core Equity Fund was not operational during fiscal 2004 and therefore no Trustee compensation was attributable to the fund.

                                             FISCAL 2004 TOTAL
                                          COMPENSATION FROM FUND
             NAME/POSITION               COMPLEX PAID TO TRUSTEES
       ----------------------------------------------------------
       Lynn L. Anderson, Chairman                  None
       of the Board and President

       William L. Marshall, Trustee

       Steven J. Mastrovich, Trustee

       Patrick J. Riley, Trustee

       Richard D. Shirk, Trustee

       Bruce D. Taber, Trustee

       Henry W. Todd, Trustee

EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003

                                                                                              AGGREGATE DOLLAR RANGE
                                                                                              OF EQUITY SECURITIES IN
                                                                                                  ALL REGISTERED
                                                                                               INVESTMENT COMPANIES
                                                                                              OVERSEEN BY TRUSTEES IN
                                                                                               FAMILY OF INVESTMENT
         TRUSTEE                DOLLAR RANGE OF EQUITY SECURITIES IN EACH FUND                       COMPANIES
Lynn L. Anderson, Trustee       Disciplined Equity Fund               $10,001-$50,000             $10,001-$50,000
                                Small Cap Fund                        $10,001-$50,000

Timothy B. Harbert, Trustee     All Funds                             $0                                 $0

William L. Marshall, Trustee    All Funds                             $0                                 $0

Steven J. Mastrovich, Trustee   S&P 500 Index Fund                    $50,001-$100,000           $50,001-$100,000

Patrick J. Riley, Trustee       Special Equity Fund                   $10,001-$50,000                Over $100,000

                                Aggressive Equity Fund                $10,001-$50,000

                                International Stock Selection         $50,001-$100,000
                                Fund

                                Emerging Markets Fund                 $50,001-$100,000

                                Core Opportunities Fund               Over $100,000

                                Small Cap Fund                        Over $100,000

                                Disciplined Equity Fund               Over $100,000

Richard D. Shirk, Trustee       Special Equity Fund                   $10,001-$50,000               $10,001-$50,000

Bruce D. Taber, Trustee         Bond Market Fund                      $10,001-$50,000               $50,001-$100,000

                                Disciplined Equity Fund               $10,001-$50,000

Henry W. Todd, Trustee          All Funds                             $0                                   $0

CONTROLLING AND PRINCIPAL SHAREHOLDERS

State Street Bank and Trust Company (State Street) may from time to time have discretionary authority over accounts which invest in Investment Company shares. These accounts include accounts maintained for securities lending clients and accounts which permit the use of Investment Company portfolios as short-term cash sweep investments. Shares purchased for all discretionary accounts are held of record by State Street, who retains voting control of such shares. As of October 31, 2004, State Street held of record less than 25% of the issued and outstanding shares of the Investment Company (in the aggregate) in connection with its discretionary accounts, however, State Street may hold more than 25% of such shares in any one series of the Investment Company. Consequently, State Street is not deemed to be a controlling person of Investment Company for purposes of the 1940 Act.

The SSgA Funds' administrator, Frank Russell Investment Management Company, a Washington corporation and wholly owned subsidiary of the Frank Russell Company, whose parent company is Northwestern Mutual Life Insurance Company, will be the sole shareholder of the fund until such time as the fund has public shareholders and therefore may be deemed a controlling person.

The Trustees and officers of the SSgA Funds, as a group, beneficially own less than 1% of any class of SSgA Fund shares.

                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISOR

SSgA Funds Management, Inc. (the Advisor) serves as the SSgA Funds' investment advisor pursuant to an Advisory Agreement dated May 1, 2001 (the Advisory Agreement). The Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Advisor, State Street, and other advisory affiliates of State Street make up State Street Global Advisors (SSgA), the investment management arm of State Street Corporation. State Street, the SSgA Funds' Custodian and Transfer and Dividend Paying Agent, and State Street Global Markets, LLC, the Funds' Distributor, are affiliated persons of the Advisor. The address of the Advisor is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900. State Street Corporation's address is 225 Franklin Street, Boston, MA 02110.

The Advisory Agreement will continue from year to year provided that a majority of the Trustees who are not interested persons of the fund and either a majority of all Trustees or a majority of the shareholders of the fund approve its continuance. The Advisory Agreement may be terminated by the Advisor or a fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

Under the Advisory Agreement, the Advisor directs each Funds' investments in accordance with its investment objective, policies and limitations. For these services, the fund pays an annual management fee to the Advisor. The management fee rate is a percentage of the average daily net asset value of the fund, calculated daily and paid monthly.

APPROVAL OF THE ADVISORY AGREEMENT. At a meeting held on April 6, 2004, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Advisor and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Advisor, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Advisor with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Advisor's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Advisor's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Advisor and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Advisor discharges these services; the financial strength of the Advisor; the organization and compensation structure of the Advisor, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Advisor to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel.

After considering the foregoing materials and factors, as well as others, the Board of Trustees concluded that approval of the Advisory Agreement would be in the interests of the funds and their shareholders because: (a) over a period of years the performance of each fund compares favorably, or very favorably, to that of similar mutual funds; and (b) the Advisor's fees and expense ratios for each fund compare very favorably to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company. The Trustees concluded that the profitability of the Advisor and its affiliates with respect to services provided by them to the funds was not excessive.

The Trustees are satisfied with the Advisor's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Advisor's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

ADMINISTRATOR

Frank Russell Investment Management Company (the Administrator) serves as the Investment Company's administrator, pursuant to an Administration Agreement dated April 12, 1988 (the Administration Agreement).

The Administrator is a wholly owned subsidiary of Frank Russell Company. Frank Russell Company was founded in 1936 and has provided comprehensive asset management consulting services since 1969 for institutional pools of investment assets, principally those of large corporate employee benefit plans. Frank Russell Company and its affiliates have offices in Tacoma, Winston-Salem, New York City, Boston, Toronto, London, Paris, Tokyo, Sydney, Singapore, Auckland and Geneva, and have approximately 1,400 officers and employees. The Administrator's and Frank Russell Company's mailing address is 909 A Street, Tacoma, WA 98402. Frank Russell Company is an independently operated subsidiary of The Northwestern Mutual Life Insurance Company.

Pursuant to the Administration Agreement with the Investment Company, the Administrator will: (1) supervise all aspects of the fund's operations; (2) provide the fund with administrative and clerical services, including the maintenance of certain of the fund's books and records; (3) arrange the periodic updating of the fund's prospectuses and any supplements thereto; (4) provide proxy materials and reports to fund shareholders and the Securities and Exchange Commission; and (5) provide the fund with adequate office space and all necessary office equipment and services, including telephone service, heat, utilities, stationery supplies and similar items. For all services provided by the Administrator pursuant to the Administration Agreement, the SSgA Funds pay the

Administrator an annual fee equal to the sum of the products of the average daily net assets for each fund multiplied by the following percentages:

MONEY MARKET PORTFOLIOS

3.15 basis points up to and including $15 billion; 2.9 basis points thereafter

US EQUITY PORTFOLIOS

3.15 basis points up to and including $2 billion; 2.9 basis points thereafter

US FIXED INCOME PORTFOLIOS

3.15 basis points up to and including $1 billion; 2.9 basis points thereafter

INTERNATIONAL PORTFOLIOS

7.0 basis points up to and including $1 billion; 5.0 basis points thereafter

FEEDER PORTFOLIOS(2)

3.15 basis points up to and including $1 billion; 1.0 basis points thereafter

For purposes of determining the breakpoints in calculating the fees above, the assets will be aggregated.

In addition, the Administrator charges a flat fee of $30,000 per year if the fund has less than $500 million in assets under management.

The percentage of the fee paid by a particular fund is equal to the percentage of average aggregate daily net assets that are attributable to that fund. The Administrator will also receive reimbursement of expenses it incurs in connection with establishing new investment portfolios. The Administration Agreement will continue from year to year provided that a majority of the Trustees and a majority of the Trustees who are not interested persons of each fund and who have no direct or indirect financial interest in the operation of the Distribution Plan described below or the Administration Agreement approve its continuance. The Agreement may be terminated by the Administrator or any fund without penalty upon sixty days' notice and will terminate automatically upon its assignment.

CUSTODIAN AND TRANSFER AGENT

State Street, an affiliated person of the SSgA Funds, serves as the Custodian and Transfer and Dividend Paying Agent for the Investment Company. State Street also provides the basic portfolio recordkeeping required by the Investment Company for regulatory and financial reporting purposes. For its services as Custodian, State Street is paid an annual fee in accordance with the following with respect to the all funds other than international funds, feeder funds and the LifeSolutions Funds:

- Portfolio Administration. A fee payable monthly on a pro rata basis, based on the following percentages of average daily net assets of each fund: $0 up to $1.5 billion--0.02%, $1.5 billion to $20 billion--0.015%; $20 billion to $30 billion--.01%; over $30 billion--.0075% (for purposes of calculating the break point, the assets of individual portfolios are aggregated);

-    Multiple Class Fee--$18,000 per class;

- Portfolio Trading (per transaction). Fed book entry trade--$10; Depository Trust Company trade--$6; physical trade--$25; each NY Fed maturity--$8; all option trading, futures trading, and other trades--$25; incoming Fed wires--$4.70; outgoing Fed wires--$4.55;

- Pricing. Monthly pricing fees of $375 per investment portfolio and from $4 to $16 per security, depending on the type of instrument and the pricing service used;

-    Yield Calculation. $350 per month;

- Earnings Credit. A balance credit is applied against the custody fees (excluding out-of-pocket expenses). The credit is based on 90% of the average 90-day Treasury bill rate for the month, times the average collected balance in the custodian demand deposit account for the month billed;

----------
(2)The fee applicable to Feeder Portfolios shall apply for so long as all investable assets of the applicable fund are invested in another investment company with substantially the same investment objectives and policies. The fee would revert to the appropriate fee, classified by fund type, should the fund cease operating as a Feeder Portfolio.

-    On-line Service Charges, Accounting--$80 per month per fund; and

- Out of Pocket Expenses at Cost. Include but are not limited to: postage, transfer fees, stamp duties, government taxes, wire fees, telexes, freight, telephones, etc.

For Transfer and Dividend Paying Agent services, State Street is paid the following annual account services fees: $13.35 open account fee; $2.57 closed account fee; $1.85 investor fee; $3.09 CDSC fee; and $20,000 fund minimum. State Street is also paid the following activity based fees: $3 telephone call fee; $5 teleservicing fee; $5 telephone transaction fee for purchases or redemptions; $5 fulfillment fee; $10 IRA custodial fee for annual maintenance per IRA account; and charges related to compliance and regulatory services of 15 cents per non-networked level 3 account, 5 cents for each foreign account annually and a minimum monthly fee of $200 for each management company. Portfolio fees are allocated to each fund based on the average net asset value of each fund and are billable on a monthly basis at the rate of 1/12 of the annual fee. State Street is reimbursed by each fund for supplying certain out-of-pocket expenses including confirmation statements, investor statements, banking fees, postage, forms, audio response, telephone, records retention, customized programming/enhancements, reports, transcripts, microfilm, microfiche, and expenses incurred at the specific direction of the fund.

DISTRIBUTOR

State Street Global Markets, LLC (the Distributor) serves as the distributor of fund shares pursuant to a Distribution Agreement dated March 1, 2002, as amended ("Distribution Agreement"). The Distributor is a wholly owned subsidiary of State Street Corporation. The Advisor, Custodian and Transfer Agent are also wholly owned subsidiaries of State Street Corporation. The Distributor's mailing address is State Street Financial Center, One Lincoln Street, Boston, MA 02111-2900.

CODE OF ETHICS

The Advisor, Distributor, Custodian, Transfer Agent, Administrator and Investment Company have each adopted a code of ethics (the Investment Company code being referred to herein as the Code of Ethics) under Rule 17j-1 of the 1940 Act. The Code of Ethics, by relying on the codes of the underlying service providers, permits personnel of the above-named service providers or officers of the Investment Company, subject to the provisions of the relevant code of ethics, to invest in securities, including securities that may be purchased or held by the Advisor or the Investment Company. Under the relevant code of ethics, all employees or officers who are deemed to be access persons (persons who have interaction with funds or accounts managed by the Advisor as part of their job function) must pre-clear personal securities transactions. Each code of ethics is designed to ensure that employees conduct their personal securities transactions in a manner that does not create an actual or potential conflict of interest to the business or fiduciary responsibilities of the Investment Company's service providers or officers. In addition, the Code of Ethics establishes standards prohibiting the trading in or recommending of securities based on material, nonpublic information or the divulgence of such information to others.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. Under the 1940 Act, the Securities and Exchange Commission has adopted Rule 12b-1, which regulates the circumstances under which a fund may, directly or indirectly, bear distribution and shareholder servicing expenses. Rule 12b-1 provides that a fund may pay for such expenses only pursuant to a plan adopted in accordance with the Rule. Accordingly, each fund has adopted an active distribution plan providing for reimbursement for distribution expenses up to the plan limit.

In connection with the Trustees' consideration of whether to adopt the distribution plan, the Distributor, as the Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the funds by enabling the funds to reach and retain more investors and servicing agents (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a fund would have. Accordingly, the Board of Trustees adopted a distribution plan on January 8, 1992 (the Plan), which was restated to reflect the change of Distributor and to update current operations on April 9, 2002.

The Plan provides that a fund may spend annually, directly or indirectly, up to 0.25% of the value of its average net assets for distribution and shareholder servicing services. The Plan does not provide for a fund to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Plan may not be amended without shareholder approval to increase materially the distribution or shareholder servicing costs that the fund may pay. The Plan and material amendments to it must be approved annually by all of the Trustees and by the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the fund nor have any direct or indirect financial interest in the operation of the Plan or any related agreements.

DISTRIBUTION AND SHAREHOLDER SERVICING. Payments under the Plan are made to the Distributor to finance activity which is intended to result in the sale and retention of fund shares including: (1) payments made to certain broker-dealers, investment advisors and other third-party intermediaries; (2) the costs of prospectuses, reports to shareholders and sales literature; (3) advertising; and
(4) expenses incurred in connection with the promotion and sale of fund shares, including Distributor's overhead expenses for rent, office supplies, equipment, travel, communication, compensation and benefits of sales personnel.

Long-term shareholders of the SSgA Funds may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Under the Plan, the SSgA Funds and/or the Distributor may also enter into Service Agreements with various financial intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as State Street Bank and Trust Company, State Street Global Markets LLC, and CitiStreet LLC) ("Intermediaries"), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus accounts, other group accounts or accounts traded through registered securities clearing agents. Under the Service Agreements, the Intermediaries may provide various services for such customers, including: answering inquiries regarding the SSgA Funds; assisting customers in changing dividend options, account designations and addresses; performing subaccounting for such customers; establishing and maintaining customer accounts and records; processing purchase and redemption transactions; providing periodic statements showing customers' account balances and integrating such statements with those of other transactions and balances in the customers' other accounts serviced by the Intermediaries; arranging for bank wires transferring customers' funds; and such other services as the customers may request in connection with the fund, to the extent permitted by applicable statute, rule or regulation. Intermediaries may receive, from the fund and/or the Distributor, payment that shall not exceed ..20% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the Service Organization has a servicing relationship. Banks and other financial service firms may be subject to various state laws, and may be required to register as dealers pursuant to state law.

The Investment Company has entered into Service Agreements with State Street and the following entities related to State Street: State Street Global Markets, LLC; Fiduciary Investors Services division of State Street Bank and Trust Company; High Net Worth Services division of State Street Bank and Trust Company, and CitiStreet LLC. The purpose of the Service Agreements is to obtain shareholder services for fund shares owned by clients of each of these entities. In return for these services, the Investment Company pays each of the entities a fee. Intermediaries that are affiliated with State Street receive from the fund and or the Distributor, for shareholder servicing, monthly fees at a rate that shall not exceed .175% per annum of the average daily net asset value of the fund's shares owned by or for shareholders with whom the affiliated Service Organization has a servicing relationship. The Service Agreements with Intermediaries affiliated with State Street are reviewed annually by the Board of Trustees.

Payments to the Distributor for the sale and distribution of fund shares, are not permitted by the Plan to exceed .25% of a fund's average net asset value per year. Payments to Intermediaries providing shareholder services to the Funds are not permitted by the Plan to exceed .20%. Any payments that are required to be made to the Distributor or Intermediary that cannot be made because of the .25% limitation may be carried forward and paid in the following two fiscal years so long as the Plan is in effect. The fund's liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. Intermediaries will be responsible for prompt transmission of purchase and redemption orders and may charge fees for their services.

The Advisor and Distributor, or an affiliate of the Advisor or Distributor, may provide additional cash payments or non-cash compensation to Intermediaries who sell shares of the fund. Such payments and compensation are in addition to the Rule 12b-1 and shareholder servicing fees paid by the fund. As of the date of this Statement of Additional Information, the Advisor and/or Distributor have made such cash payments to approximately 11 Intermediaries. Intermediaries are paid a basis point percentage of average daily value of all shares of each fund owned by customers of the Intermediary. From time to time, the Advisor or Distributor, or an affiliate of the Advisor or Distributor may also pay non-cash compensation to the sales representatives of Intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or
(iii) sponsorship of regional or national events of Intermediaries.

Under the Plan, the SSgA Funds and/or the Distributor may also enter into agreements (Service Agreements) with financial institutions, which may include the Advisor (collectively, Service Organizations), to provide shareholder servicing with respect to fund shares held by or for the customers of the Service Organizations.

The SSgA Directional Core Equity Fund has no operating history; accordingly, it has made no payments pursuant to the Plan.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP serves as the Investment Company's independent registered public accounting firm. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights in accordance with auditing standards generally accepted in the United States of America, a review of federal tax returns, and, pursuant to Rule 17f-2 of the 1940 Act, three security counts. The mailing address of PricewaterhouseCoopers LLP is 125 High Street, Boston, MA 02110.

LEGAL COUNSEL

Goodwin Procter LLP, Exchange Place, Boston, MA 02109, provides legal services to the SSgA Funds.

                       BROKERAGE PRACTICES AND COMMISSIONS

All portfolio transactions are placed on behalf of the fund by the Advisor. Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Ordinarily commissions are not charged on over the counter orders (i.e. debt securities and money market investments) because the fund pays a spread which is included in the cost of the security, and is the difference between the dealer's cost and the cost to the fund. When the fund executes an over the counter order with an electronic communications network, an alternative trading system or a non-market maker, a commission is charged because there is no spread on the trade. Securities may be purchased from underwriters at prices that include underwriting fees.

The Advisory Agreement authorizes the Advisor to select brokers or dealers (including affiliates) to arrange for the purchase and sale of fund securities, including principal transactions provided the Advisor seeks the best overall terms for the transaction. In selecting brokers or dealers (including affiliates of the Advisor), the Advisor chooses the broker-dealer deemed most capable of providing the services necessary to obtain the most favorable execution (the most favorable cost or net proceeds reasonably obtainable under the circumstances). The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting, and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending on the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker-dealers. The Advisor does not currently use the SSgA Funds' assets for soft-dollar arrangements. However, in the future, subject to the primary consideration of best execution, dealers may be selected for research, statistical or other services to enable the fund to supplement its own research and analysis. These products and services may include: economic, industry or company research reports or investment recommendations; subscriptions to financial publications or research data compilations, compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation equipment and services, research or analytical computer software and services; products or services that assist in effecting transactions, including services of third-party computer systems developers directly related to research and brokerage activities; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The receipt of these products and services has not reduced the Advisor's normal research activities in providing investment advice to the fund. The Advisor's expenses could be increased, however, if it attempted to generate these additional products and services through its own efforts.

Brokers or dealers that execute transactions for the fund on an agency basis may receive commissions that are in excess of the amount of commissions that other brokers or dealers might have charged, in recognition of the products and services they have provided. Before causing the fund to pay such higher commissions, the Advisor will make a good faith determination that the commissions are reasonable in relation to the value of the products or services provided viewed in terms of the particular transaction for the fund or the Advisor's overall responsibilities to the fund. Typically these products and services assist the Advisor in terms of its overall investment responsibilities to the fund and other investment companies and investment accounts over which the Advisor has investment discretion; however, each product or service received may not benefit the fund. The Advisor's fees are not reduced by the Advisor's receipt of such brokerage and research services. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with the Investment Company's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

With respect to brokerage commissions, if commissions are generated by a fund, the Board reviews, at least annually, the commissions paid by a fund to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to a fund.

The SSgA Directional Core Equity Fund has no operating history; accordingly, it has made no payments for brokerage.

                             PRICING OF FUND SHARES

Shares of the fund are offered without a sales commission by State Street Global Markets, LLC (the Distributor), to institutional and retail investors which invest for their own account or in a fiduciary or agency capacity. The fund determines the price per share once each business day at the close of the New York Stock Exchange (ordinarily 4:00 p.m. Eastern time). A business day is one on which the New York Stock Exchange is open for regular trading. Pricing does not occur on non-business days. Currently, the New York Stock Exchange is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The New York Stock Exchange may close early on Christmas Eve and New Year's Eve and before certain other holidays. Please contact your SSgA Funds account representative if you have questions on early Exchange closing times.

Trading may occur in debt securities and in foreign securities at times when the New York Stock Exchange is closed (including weekends and holidays or after 4:00 p.m. Eastern time on a regular business day). The trading of portfolio securities at such times may significantly increase or decrease the net asset value of fund shares when the shareholder is not able to purchase or redeem fund shares. Further, because foreign securities markets may close prior to the time the fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the fund calculates net asset value may not be reflected in the calculation of net asset value unless it is determined that a particular event would materially affect the net asset value. If such an event occurs, these securities will be valued at their fair value following procedures approved by the Trustees.

Portfolio instruments for which market quotations are available are valued at market value. If market quotations are not readily available or if the Custodian or the Administrator believe that the available quotations are unreliable, the portfolio instruments are valued at fair value as determined in good faith by the Board of Trustees in accordance with board-approved Securities Valuation Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. United States equity and fixed-income securities traded principally over-the-counter and options are valued on the basis of the last sale price. Futures contracts are valued on the basis of the last reported sales price.

Because many fixed income securities do not trade each day, last sale or bid prices are frequently not available. Therefore, fixed income securities may be valued using prices provided by a pricing service when such prices are believed to reflect the market value of such securities.

International securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of last sale price. In the absence of a last sale price, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair value of such securities. Some international securities trade on days that the fund is not open for business. As a result, the net asset value of fund shares may fluctuate on days when fund shareholders may not buy or sell fund shares.

The fund values securities maturing within 60 days of the valuation date at amortized cost unless the Board determines that the amortized cost method does not represent fair value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a fund would receive if it sold the instrument. For example, in periods of declining interest rates, the daily yield on fund shares computed by dividing the annualized daily income on the fund's portfolio by the net asset value based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

The Investment Company received an exemption from Section 18(f) of the 1940 Act, which enables it to redeem securities in kind. Therefore, a fund may pay any portion of the redemption amount (in excess of $15 million) by a distribution in kind of readily marketable securities from its portfolio instead of cash.

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                                      TAXES

Each portfolio of the SSgA Funds intends to qualify each year as a "regulated investment company" (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). As a RIC, a fund is not subject to federal income taxes to the extent it distributes its net investment income and net capital gain (long-term capital gains in escess of short-term capital losses) to shareholders. The board intends to distribute each year substantially all of the SSgA Funds' net investment income and net capital gain. It is important that the Funds meet these requirements so that any earnings on your investment will not be taxed twice.

Each fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year an amount at least equal to the sum of: (1) 98% of its ordinary income for that year; (2) 98% of its capital gain net income for the one-year period ending on October 31 of that year; and
(3) certain undistributed amounts from the preceding calendar year. For this and other purposes, dividends declared in October, November or December of any calendar year and made payable to shareholders of record in such month will be deemed to have been received on December 31 of such year if the dividends are paid by the fund subsequent to December 31 but prior to February 1 of the following year.

If a shareholder receives a distribution taxable as a long-term gain with respect to shares of a fund and redeems or exchanges the shares, and has held the shares for six months or less, then any loss on the redemption or exchange will be treated as a long-term loss to the extent of the respective capital gain distribution.

ISSUES RELATED TO HEDGING AND OPTION INVESTMENTS. A fund's ability to make certain investments may be limited by provisions of the Code that require inclusion of certain unrealized gains or losses in the fund's income and by provisions of the Code that characterize certain income or loss as ordinary income or loss rather than capital gain or loss. Such recognition, characterization and timing rules will affect investments in certain futures contracts, options, foreign currency contracts and debt securities denominated in foreign currencies.

STATE AND LOCAL TAXES. Depending upon the extent of each fund's activities in states and localities in which its offices are maintained, its agents or independent contractors are located or it is otherwise deemed to be conducting business, the fund may be subject to the tax laws of such states or localities.

The foregoing discussion is only a summary of certain federal income tax issues generally affecting the fund and its shareholders. Circumstances among investors may vary and each investor is encouraged to discuss investment in the fund with the investor's tax advisor.

                         CALCULATION OF PERFORMANCE DATA

The fund computes average annual total return and average annual return (after taxes on distributions) by using standardized methods of calculation required by the Securities and Exchange Commission. Average annual total return (before and after taxes on distribution) is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the 1-, 5- and 10-year periods (or life of a fund as appropriate), that would equate the initial amount invested to the ending redeemable value.

Average annual total return is computed according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

          where:  P =    a hypothetical initial payment of $1,000
                  T =    average annual total return
                  n =    number of years
                  ERV =  ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period (or fractional portion)

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The calculation assumes that all dividends and distributions of the fund are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Average annual total return (after taxes on distributions) is computed according to the following formula:

                     P(1+T)(TO THE POWER OF n) = ATV SUB(D)

          where:  P =           a hypothetical initial payment of $1,000
                  T =           average annual total return (after taxes on
                                distributions)
                  n =           number of years
                  ATV SUB(D) =  ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation assumes that all distributions of the fund, less taxes due on such distributions, are reinvested at the price stated in the prospectus on the dividend dates during the period, and includes all recurring and nonrecurring fees that are charged to all shareholder accounts.

Total returns and other performance figures are based on historical earnings and are not indicative of future performance.

The SSgA Directional Core Equity Fund had no operating history; accordingly, performance information is not available.

                             ADDITIONAL INFORMATION

SHAREHOLDER MEETINGS

Investment Company will not have an annual meeting of shareholders. Special meetings may be convened: (1) by the Board of Trustees; (2) upon written request to the Board by the holders of at least 10% of the outstanding shares; or (3) upon the Board's failure to honor the shareholders' request described above, by holders of at least 10% of the outstanding shares giving notice of the special meeting to the shareholders.

CAPITALIZATION AND VOTING

Each fund share has one vote. There are no cumulative voting rights. There is no annual meeting of shareholders, but special meetings may be held. On any matter that affects only a particular investment fund, only shareholders of that fund may vote unless otherwise required by the 1940 Act or the Master Trust Agreement.

The fund share represents an equal proportionate interest in the fund, has a par value of $.001 per share and is entitled to such relative rights and preferences and dividends and distributions earned on the assets belonging to the fund as may be declared by the Board of Trustees. Fund shares are fully paid and nonassessable by Investment Company and have no preemptive rights.

The Investment Company does not issue share certificates for the fund. Transfer Agent sends monthly statements to shareholders of the fund concurrent with any transaction activity, confirming all investments in or redemptions from their accounts. Each statement also sets forth the balance of shares held in the account.

FEDERAL LAW AFFECTING STATE STREET

Federal laws may prohibit state chartered banks such as State Street from engaging in the business of certain kinds of underwriting and other activities and may impact the services provided by State Street. SSgA FUNDS SHARES ARE NOT ENDORSED OR GUARANTEED BY STATE STREET OR ITS AFFILIATES, ARE NOT DEPOSITS OR OBLIGATIONS OF STATE STREET OR ITS AFFILIATES, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY.

Changes in federal or state statutes and regulations relating to the permissible activities of banks and their affiliates, as well as judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the Advisor from continuing to perform all or a part of the above services for its customers and/or the fund. If the Advisor were prohibited from serving the fund in any of its present capacities, the Board of Trustees would seek an alternative provider(s) of such services. In such event, changes in the operation of the fund may occur. It is not expected by the Advisor that existing shareholders would suffer any adverse financial consequences (if another advisor with equivalent abilities is found) as a result of any of these occurrences.

PROXY VOTING POLICY

The SSgA Funds have adopted the proxy voting policies of the Advisor. The Advisor's proxy voting policy is attached to this SAI. As of August 31, 2004, you may obtain information regarding how the SSgA Funds voted proxies relating to their portfolio securities during the most recent 12-month period ended June 30: (i) without charge, upon request, by calling 1-800-997-7327; and (2) on the US Securities and Exchange Commission's website at http://www.sec.gov.

The SSgA Directional Core Equity Fund had no operating history as of June 30, 2004; accordingly, no information regarding how the fund voted its proxies will be available until August 31, 2005.

MASSACHUSETTS BUSINESS TRUST

The fund is a series of a "Massachusetts business trust." A copy of the First Amended and Restated Master Trust Agreement (the Declaration of Trust) for the Investment Company is on file in the office of the Secretary of the Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Investment Company are designed to make the Investment Company similar in most respects to a Massachusetts business corporation. The principal distinctions between the two forms relate to shareholder liability and are described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation. However, the Declaration of Trust of the Investment Company provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Investment Company and that every note, bond, contract, instrument, certificate or undertaking made on behalf of the Investment Company shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Investment Company. However, upon payment of such liability, the shareholder will been entitled to reimbursement from the general assets of the Investment Company. The Trustees of the Investment Company intend to conduct the operations of the Investment Company in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Investment Company.

The Declaration of Trust further provides that the name of the Investment Company refers to the Trustees collectively as Trustees, not as individuals or personally, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Investment Company, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Investment Company for any satisfaction of claims arising in connection with the affairs of the Investment Company. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Investment Company.

The Investment Company shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders and the Trustees upon notice to the shareholders.

                              FINANCIAL STATEMENTS

Audited financial statements will be available within 60 days following the end of the fund's then current fiscal year, which ends August 31. When available, copies of the financial statements can be obtained without charge by calling Distributor at (800) 647-7327.

The SSgA Directional Core Equity Fund has no operating history; accordingly, current financial statements are not available.

           APPENDIX: SSGA FUNDS MANAGEMENT, INC.--PROXY VOTING POLICY

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolios' holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

MANAGEMENT PROPOSALS
I. FM votes IN SUPPORT OF management on the following ballot items, which are fairly common management sponsored initiatives.

          - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities
          -    Approval of auditors
          -    Directors' and auditors' compensation
          -    Directors' liability and indemnification
          -    Discharge of board members and auditors
          -    Financial statements and allocation of income
          - Dividend payouts that are greater than or equal to country and industry standards
          -    Authorization of share repurchase programs
          -    General updating of or corrective amendments to charter
          -    Change in Corporation Name
          -    Elimination of cumulative voting

II. FM votes IN SUPPORT OF management on the following items, which have potentially substantial financial or best-interest impact:
          - Capitalization changes which eliminate other classes of stock and voting rights
          - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies
          - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares
          -    Elimination of "poison pill" rights
          - Stock purchase plans with an exercise price of not less that 85% of fair market value
          -    Stock option plans which are incentive based and not excessive
          -    Other stock-based plans which are appropriately structured
          -    Reductions in super-majority vote requirements
          -    Adoption of anti-"greenmail" provisions

III. FM votes AGAINST management on the following items, which have potentially substantial financial or best interest impact:
          - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders
          - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders
          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
          - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
          - Elimination of Shareholders' Right to Call Special Meetings - Establishment of classified boards of directors
          - Reincorporation in a state which has more stringent anti-takeover and related provisions
          - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding

          -    Excessive compensation
          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered
          -    Adjournment of Meeting to Solicit Additional Votes
          - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy
          - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.        FM evaluates Mergers and Acquisitions on a case-by-case basis.
Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM, generally votes, as follows:
      - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
      - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds
      - Against offers when there are prospects for an enhanced bid or other bidders
      - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

SHAREHOLDER PROPOSALS

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. FM believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. FM votes IN SUPPORT OF shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:
          - Requirements that auditors attend the annual meeting of shareholders
          -    Establishment of an annual election of the board of directors
          - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees
          - Mandates that amendments to bylaws or charters have shareholder approval
          - Mandates that shareholder-rights plans be put to a vote or repealed
          -    Establishment of confidential voting
          - Expansions to reporting of financial or compensation-related information, within reason
          -    Repeals of various anti-takeover related provisions
          -    Reduction or elimination of super-majority vote requirements
          -    Repeals or prohibitions of "greenmail" provisions
          -    "Opting-out" of business combination provisions
          - Proposals requiring the disclosure of executive retirement benefits IF the issuer does not have an independent compensation committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, FM votes IN SUPPORT OF shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:
     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
     - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function
     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors

     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. FM votes AGAINST shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:
          -    Limits to tenure of directors
          - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
          -    Restoration of cumulative voting in the election of directors
          - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature
          - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
          - Proposals which require inappropriate endorsements or corporate actions
          - Requiring the company to expense stock options UNLESS already mandated by FASB (or similar body) under regulations that supply a common valuation model.
          - Proposal asking companies to adopt full tenure holding periods for their executives.
          - Proposals requiring the disclosure of executive retirement benefits IF the issuer has an independent compensation committee

SHAREHOLDER ACTIVISM

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process--especially the proxy voting process--as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

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POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:
     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.

DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

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                   APPENDIX: DESCRIPTION OF SECURITIES RATINGS

Short-Term Ratings.

Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

"A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody's short-term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for short-term obligations:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2" - Issuers (or supporting institutions) have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the Prime rating categories. Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Long-Term Credit Ratings.

The following summarizes the ratings used by Standard & Poor's for long-term issues:

"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated

"A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation. "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

"C" - A subordinated debt obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. -

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

 The following summarizes the ratings used by Moody's for long-term debt:

"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

"A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

"B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

"Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

"Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

"C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category. The following summarizes long-term ratings used by

Fitch:

"AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

"AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

"BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

"BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CC" ratings indicate that default of some kind appears probable, and

"C" ratings signal imminent default.

"DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest.

"DD" indicates potential recoveries in the range of 50%-90%, and

"D" the lowest recovery potential, i.e., below 50%. Entities rated in this category have defaulted on some or all of their obligations.

                            PART C: OTHER INFORMATION

Item 23.      Exhibits
              --------

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
1.            First Amended and Restated

              Master Trust Agreement                                                  Post-Effective Amendment #35 (12/29/95)
              (a)   Amendment No. 1                                                   Post-Effective Amendment #35 (12/29/95)
              (b)   Amendment No. 2                                                   Post-Effective Amendment #35 (12/29/95)
              (c)   Amendment No. 3                                                   Post-Effective Amendment #35 (12/29/95)
              (d)   Amendment No. 4                                                   Post-Effective Amendment #35 (12/29/95)
              (e)   Amendment No. 5                                                   Post-Effective Amendment #35 (12/29/95)
              (f)   Amendment No. 6                                                   Post-Effective Amendment #35 (12/29/95)
              (g)   Amendment No. 7                                                   Post-Effective Amendment #35 (12/29/95)
              (h)   Amendment No. 8                                                   Post-Effective Amendment #35 (12/29/95)
              (i)   Amendment No. 9                                                   Post-Effective Amendment #40 (4/10/97)
              (j)   Amendment No. 10                                                  Post-Effective Amendment #43 (2/4/98)
              (k)   Amendment No. 11                                                  Post-Effective Amendment #47 (9/1/98)
              (l)   Amendment No. 12                                                  Post-Effective Amendment #50 (3/15/99)
              (m)   Amendment No. 13                                                  Post-Effective Amendment #56 (5/31/00)
              (n)   Amendment No. 14                                                  Post-Effective Amendment #62 (8/1/01)
              (o)   Amendment No. 15                                                  Post-Effective Amendment #62 (8/1/01)
              (p)   Amendment No. 16                                                  Post-Effective Amendment #63 (10/1/01)
              (q)   Amendment No. 17                                                  Post-Effective Amendment #69 (12/27/02)
              (r)   Amendment No. 18                                                  Post-Effective Amendment #71 (5/2/03)
              (s)   Amendment No. 19                                                  Post-Effective Amendment #78 (12/15/03)
              (t)   Amendment No. 20                                                  To be updated by amendment
2.            Bylaws                                                                  Post-Effective Amendment #42 (12/24/97)

3.            Instruments Defining Rights of Security Holders                         None
4.            Deferred Compensation Plan                                              Post-Effective Amendment #50 (3/15/99)

5(a)          Investment Advisory Agreement                                           Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Investment Advisory Agreement
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Investment Advisory Agreement
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Investment Advisory Agreement
(e)           Letter agreement incorporating the Emerging markets Fund                Post-Effective Amendment #35 (12/29/95)
              and the Prime Money Market Fund within the Investment
              Advisory Agreement
(f)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Investment Advisory Agreement
(g)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Investment Advisory Agreement
(h)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Investment Advisory Agreement
(i)           Letter agreement incorporating the SSgA Special,                        Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Investment Advisory Agreement
(j)           Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Investment Advisory Agreement
(k)           Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Investment Advisory Agreement
(l)           Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Investment Advisory Agreement
(m)           Investment Advisory Agreement with SSgA Funds Management, Inc.          Post-Effective Amendment #62 (8/1/01)
(n)           Amendment No. 1 to Investment Advisory Agreement                        Post-Effective Amendment #63 (10/1/01)
(o)           Investment Sub-Advisory Agreement Between SSgA Funds
              Management, Inc. and The Tuckerman Group LLC                            Post-Effective Amendment #63 (10/1/01)
(p)           Advisory Fee Waiver and Reimbursement Agreement                         Post-Effective Amendment #78 (12/15/03)
(q)           Letter agreement incorporating the SSgA Large Cap Value and             Post-Effective Amendment #77 (8/25/03)
              Large Cap Growth Opportunities Funds within the Investment
              Advisors Agreement
(r)           Amendment No. 2 to Investment Advisory Agreeement                       Post-Effective Amendment #71 (5/2/03)
(s)           Advisory Fee Waiver and Reimbursement Agreement relating to             Post-Effective Amendment #78 (12/15/03)
              Class Shares and Large Cap Funds
(t)           Letter agreement incorporating the SSgA Directional Core                To be updated by amendment
              Equity Fund within the Investment Advisory Agreement

6.            Distribution Agreements

(a)           Distribution Agreement (Institutional Shares)                           Post-Effective Amendment #35 (12/29/95)
(a)(i)        Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Distribution Agreement
(a)(ii)       Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Distribution Agreement

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(a)(iii)      Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Distribution Agreement
(a)(iv)       Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Distribution
              Agreement
(a)(v)        Letter agreement incorporating the Class A shares of the                Post-Effective Amendment #35 (12/29/95)
              Tax Free Money Market Fund within the Distribution Agreement
(a)(vi)       Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Distribution Agreement
(a)(vii)      Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Distribution Agreement
(a)(viii)     Letter agreement incorporating the Special Small Cap,                   Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Distribution Agreement
(a)(ix)       Letter agreement incorporating the SSgA Aggressive                      Post-Effective Amendment #47 (9/1/98)
              Equity Fund within the Distribution Agreement
(a)(x)        Letter agreement incorporating the SSgA IAM SHARES Fund                 Post-Effective Amendment #51 (5/28/99)
              within the Distribution Agreement
(a)(xi)       Letter agreement incorporating the SSgA Intermediate                    Post-Effective Amendment #56 (5/31/00)
              Municipal Bond Fund within the Distribution Agreement
(a)(xii)      Letter Agreement incorporating the SSgA MSCI EAFE Index Fund
              within the Distribution Agreement                                       Post-Effective Amendment #63 (10/1/01)
(b)           Distribution Agreement (regarding Class B Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(b)(i)        Letter agreement incorporating the Class B Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(c)           Distribution Agreement (regarding Class C Shares of the                 Post-Effective Amendment #42 (12/24/97)
              Money Market and US Government Money Market Funds)
(c)(i)        Letter Agreement incorporating the Class C Shares of the                To be filed by amendment
              Tax Free Money Market Fund within the Distribution Agreement
(d)           Distribution Agreement with State Street Global Markets, LLC            Post-Effective Amendment #69 (12/27/02)
(d)(i)        Letter Agreement incorporating Large Cap Value Fund and Large           Post-Effective Amendment #77 (8/25/03)
              Cap Growth Opportunities Fund into the Distribution Agreement
(d)(ii)       Addendum to Distribution Agreement (relating to Class R Shares)         Post-Effective Amendment #77 (8/25/03)
(d)(iii)      Addendum to Distribution Agreement (relating to Class T Shares)         Post-Effective Amendment #78 (12/15/03)
(d)(iv)       Amendment No. 4 to Distribution Agreement                               Post-Effective Amendment #78 (12/15/03)
(d)(v)        Letter agreement incorporating the SSgA Directional Core                To be updated by amendment
              Equity Fund within the Distribution Agreement

7.            Bonus, profit sharing, or pension plans                                 None

8.(a)         Custodian Contract                                                      Post-Effective Amendment #35 (12/29/95)
(b)           Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Fund into the Custodian Contract
(c)           Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds into the Custodian
              Contract
(d)           Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds into the Custodian Contract
(e)           Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds into the Custodian Contract
(f)           Fee Schedule, dated February 17, 1994, to Custodian                     Post-Effective Amendment #35 (12/29/95)
              Contract
(g)           Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund into the Custodian Contract
(h)           Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds into the
              Custodian Contract
(i)           Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds into the
              Custodian Contract
(j)           Letter agreement incorporating the Special,                             Post-Effective Amendment #45 (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds into the Custodian Contract

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(k)           Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund into the Custodian Contract
(l)           Letter agreement incorporating the IAM SHARES Fund into                 Post-Effective Amendment #51 (5/28/99)
              the Custodian Contract
(m)           Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund into the Custodian Contract
(n)           Amendment to Custodian Contract to incorporate changes to               Post-Effective Amendment #62 (8/1/01)
              Rules 17f-5 and 17f-7
(o)           Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              into the Custodian Contract
(p)           Letter agreement incorporating the Large Cap Value Fund/Large           Post-Effective Amendment #77 (8/25/03)
              Cap Growth Opportunities Fund into the Custodian Contract.
(8)           Letter agreement incorporating the SSgA Directional Core                To be updated by amendment
              Equity Fund within the Investment Advisory Agreement
9(a)(i)       Transfer Agency and Service Agreement                                   Post-Effective Amendment #35 (12/29/95)
(a)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Transfer Agency and Service
              Agreement
(a)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Transfer Agency and Service Agreement
(a)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Transfer Agency and Service
              Agreement
(a)(v)        Letter agreement incorporating the Emerging markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Transfer Agency and
              Service Agreement
(a)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Transfer Agency and Service Agreement
(a)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Transfer Agency and Service Agreement
(a)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #41 (6/2/97)
              Growth, Balanced and Income and Growth Funds within the
              Transfer Agency and Service Agreement
(a)(ix)       Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Transfer Agency and Service Agreement
(a)(x)        Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Transfer Agency and Service Agreement
(a)(xi)       Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Transfer Agency and Service Agreement
(a)(xii)      Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Transfer Agency and Service Agreement
(a)(xiii)     Letter Agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Transfer Agency and Service Agreement
(a)(xiv)      Letter agreement incorporating the Large Cap Value Fund/Large           Post-Effective Amendment #77 (8/25/03)
              Cap Growth Opportunities Fund into the transfer Agency and
              Service Agreement
(a)(xv)       Anti-Money Laundering Delegation Agreement to the                       Post-Effective Amendment #73 (6/26/03)
              Transfer Agency and Service Contract
(a)(xvi)      Amended Exhibit A to Anti-Money Laundering Delegation                   Post-Effective Amendment #78 (12/15/03)
              Agreement to the Transfer Agent and Service Contract
(a)(xvii)     Letter agreement incorporating the SSgA Directional Core                To be updated by amendment
              Equity Fund within the Transfer Agency and Service Agreement
(b)(i)        Administration Agreement                                                Post-Effective Amendment #35 (12/29/95)
(b)(ii)       Letter agreement incorporating the Yield Plus and Bond                  Post-Effective Amendment #35 (12/29/95)
              Market Funds within the Administration Agreement
(b)(iii)      Letter agreement incorporating the US Treasury Money                    Post-Effective Amendment #35 (12/29/95)
              Market and US Treasury Obligations Funds within the
              Administration Agreement
(b)(iv)       Letter agreement incorporating the Growth and Income and                Post-Effective Amendment #35 (12/29/95)
              Intermediate Funds within the Administration Agreement
(b)(v)        Letter agreement incorporating the Emerging Markets and                 Post-Effective Amendment #35 (12/29/95)
              Prime Money Market Funds within the Administration
              Agreement
(b)(vi)       Letter agreement incorporating the Tax Free Money Market                Post-Effective Amendment #35 (12/29/95)
              Fund within the Administration Agreement
(b)(vii)      Letter agreement incorporating the Small Cap, Active                    Post-Effective Amendment #35 (12/29/95)
              International and Real Estate Equity Funds within the
              Administration Agreement
(b)(viii)     Letter agreement incorporating the Life Solutions                       Post-Effective Amendment #35 (12/29/95)
              Growth, Balanced and Income and Growth Funds within the
              Administration Agreement
(b)(ix)       Amendment No. 4 to the Administration Agreement between                 Post-Effective Amendment #41 (6/2/97)
              Frank Russell Investment Management Company and SSgA
              Funds

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(b)(x)        Letter agreement incorporating the Special,                             Post-Effective Amendment #45  (4/28/98)
              International Growth Opportunities and High Yield Bond
              Funds within the Administration Agreement
(b)(xi)       Letter agreement incorporating the Aggressive Equity                    Post-Effective Amendment #47 (9/1/98)
              Fund within the Administration Agreement
(b)(xii)      Letter agreement incorporating the IAM SHARES Fund                      Post-Effective Amendment #51 (5/28/99)
              within the Administration Agreement
(b)(xiii)     Letter agreement incorporating the Intermediate Municipal               Post-Effective Amendment #56 (5/31/00)
              Bond Fund within the Administration Agreement
(b)(xiv)      Letter agreement incorporating the MSCI EAFE Index Fund                 Post-Effective Amendment #63 (10/1/01)
              within the Administration Agreement
(b)(xv)       Letter agreement incorporating the Large Cap Value                      Post-Effective Amendment #77 (8/25/03)
              Fund/Large Cap Growth Opportunities Fund within the
              Administration Agreement
(b)(xvi)      Letter agreement incorporating the SSgA Directional Core                To be updated by amendment
              Equity Fund within the Administration Agreement
(b)(xvi)      Amendment No. 8 to Administration Agreement                             Post-Effective Amendment #71 (5/2/03)
10.           Other Material Contracts
              (a)     Master - Feeder Participation
                      Agreement - MSCI EAFE Index Fund                                Post-Effective Amendment #66 (12/28/01)
              (b)     Master - Feeder Participation Agreement -
                      S&P 500 Index Fund                                              Post-Effective Amendment #66 (12/28/01)
              (c)     Licensing Agreement -
                      MSCI EAFE Index Fund                                            Post-Effective Amendment #66 (12/28/01)
              (d)     Multiple Class Plan Pursuant to Rule 18f-3                      Post-Effective Amendment #77 (8/25/03)
              (d)(i)  Amendment to Multiple Class Plan Relating                       Post-Effective Amendment #78 (12/15/03)
                      to Class T Shares
              (e)     Plan of Liquidation and Termination Relating                    Post-Effective Amendment #78 (12/15/03)
                      to Intermediate Municipal Bond Fund
              (f)     Tri-Party Custodian Agreement relating to                       To be updated by amendment
                      SSgA Directional Core Equity Fund
11.           Opinion of Counsel
(a)           Relating to The Seven Seas Series Money Market Fund                     Post-Effective Amendment #42 (12/24/97)
(b)           Relating to The Seven Seas Series US Government Money                   Post-Effective Amendment #42 (12/24/97)
              Market Fund
(c)           Relating to The Seven Seas Series S&P 500 Index, S&P                    Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix Equity, International European
              Index, International Pacific Index and Short Term
              Government Securities Funds
(d)           Relating to The Seven Seas Series Yield Plus and Bond                   Post-Effective Amendment #42 (12/24/97)
              Market Funds
(e)           Relating to The Seven Seas Series US Treasury Money                     Post-Effective Amendment #42 (12/24/97)
              Market and Treasury Obligations Funds
(f)           Relating to The Seven Seas Series Growth and Income and                 Post-Effective Amendment #42 (12/24/97)
              Intermediate Funds
(g)           Relating to The Seven Seas Series Emerging Markets and                  Post-Effective Amendment #42 (12/24/97)
              Prime Money Market Funds
(h)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Money Market and US Government Money
              Market Funds
(i)           Relating to Class A, Class B and Class C Shares of The                  Post-Effective Amendment #42 (12/24/97)
              Seven Seas Series Tax Free Money Market Funds
(j)           Relating to The Seven Seas Series Real Estate Equity Fund               Post-Effective Amendment #42 (12/24/97)
(k)           Relating to the SSgA Life Solutions Growth, Balanced and                Post-Effective Amendment #41 (6/2/97)
              Income and Growth Funds
(l)           Relating to the Special, International Growth                           Post-Effective Amendment #45  (4/28/98)
              Opportunities and High Yield Bond Funds
(m)           Relating to the Aggressive Equity Fund                                  Post-Effective Amendment #47 (9/1/98)
(n)           Relating to the IAM SHARES Fund                                         Post-Effective Amendment #51 (5/28/99)
(o)           Relating to the Intermediate Municipal Bond Fund                        Post-Effective Amendment #56 (5/31/00)
(p)           Relating to Large Cap Value Fund/Large Cap Growth Opportunities         Post-Effective Amendment #75 (7/11/03)
              Fund
(q)           Relating to Directional Core Equity Fund                                To be updated by amendment
12.           Other Opinions:  Consent of Independent Accountants                     Post-Effective Amendment #8  (2/17/04)

13.           Financial Statements Omitted from Item 23                               None

14.           Letter of Investment Intent
(a)           The Seven Seas Series Money Market Fund                                 Post-Effective Amendment #42 (12/24/97)
(b)           The Seven Seas Series US Government Money Market Fund                   Post-Effective Amendment #42 (12/24/97)
(c)           The Seven Seas Series Government Securities, Index,                     Post-Effective Amendment #42 (12/24/97)
              Midcap Index, Matrix, European Index and Pacific Index
              Funds
(d)           The Seven Seas Series Yield Plus and Bond Market Funds                  Post-Effective Amendment #42 (12/24/97)
(e)           The Seven Seas Series US Treasury Money Market and                      Post-Effective Amendment #42 (12/24/97)
              Treasury Obligations Funds
(f)           The Seven Seas Series Growth and Income and Intermediate                Post-Effective Amendment #42 (12/24/97)
              Funds
(g)           The Seven Seas Series Emerging Markets and Prime Money                  Post-Effective Amendment #42 (12/24/97)
              Market Funds
(h)           Class B and C Shares of The Seven Seas Series Money                     Post-Effective Amendment #42 (12/24/97)
              Market and US Government Money Market Funds
(i)           The Seven Seas Series Tax Free Money Market Fund (Class                 Post-Effective Amendment #42 (12/24/97)
              A, B and C Shares)

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(j)           The Seven Seas Series Active International Fund                         Post-Effective Amendment #42 (12/24/97)
(k)           SSgA Life Solutions Growth, Balanced and Income and                     Post-Effective Amendment #41 (6/2/97)
              Growth Funds
(l)           SSgA Special, International Growth Opportunities and                    Post-Effective Amendment #45  (4/28/98)
              High Yield Bond Funds
(m)           SSgA Aggressive Equity Fund                                             Post-Effective Amendment #47 (9/1/98)
(n)           SSgA IAM SHARES Fund                                                    Post-Effective Amendment #51 (5/28/99)
(o)           SSgA Intermediate Municipal Bond Fund                                   Post-Effective Amendment #56 (5/31/00)
(p)           SSgA MSCI EAFE Index Fund                                               Post-Effective Amendment #63 (10/1/01)
(q)           Large Cap Value Fund/Large Cap Growth Opportunities Fund                Post-Effective Amendment #77 (8/25/03)
(r)           Class R Shares                                                          Post-Effective Amendment #77 (8/25/03)
(s)           Class T Shares                                                          Post-Effective Amendment #80 (2/17/04)
(t)           Directional Core Equity Fund                                            To be updated by amendment

15.           Prototype Retirement Plan                                               None

16.           Distribution Plans pursuant to Rule 12b-1
(a)           Plan of Distribution for the government Securities,                     Post-Effective Amendment #35 (12/29/95)
              Index, Midcap Index, Matrix, European Index and Pacific
              Index Funds as approved by the Board of Trustees
(a)(i)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Yield Plus and Bond Market Funds into the Plan
(a)(ii)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Money Market and US Government Money Market Funds into
              the Plan (Class A Shares)
(a)(iii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              US Treasury Money Market and US Treasury Obligations
              Funds into the Plan
(a)(iv)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Growth and Income and Intermediate Funds into the Plan
(a)(v)        Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Emerging Markets and Prime Money Market Funds into the
              Plan
(a)(vi)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Class A Shares of the Tax Free Money Market Fund into
              the Plan
(a)(vii)      Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #35 (12/29/95)
              Small Cap, Active International and Real Estate Equity
              Funds into the Plan
(a)(viii)     Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #41 (6/2/97)
              Life Solutions Growth, Balanced and Income and Growth
              Funds into the Plan
(a)(ix)       Addendum to the Plan of Distribution incorporating the                  Post-Effective Amendment #45  (4/28/98)
              Special, International Growth Opportunities and High
              Yield Bond Funds into the Plan
(a)(x)        Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #47 (9/1/98)
              Aggressive Equity Fund in the Plan
(a)(xi)       Addendum to Plan of Distribution incorporating the IAM                  Post-Effective Amendment #51 (5/28/99)
              SHARES Fund into the Plan
(a)(xii)      Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #56 (5/31/00)
              Intermediate Municipal Bond Fund into the Plan
(a)(xiii)     Addendum to Plan of Distribution incorporating the                      Post-Effective Amendment #63 (10/1/01)
              MSCI EAFE Index Fund into the Plan
(b)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class B Shares) as
              approved by the Board of Trustees
(b)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class B Shares of the Tax Free Money Market Fund
(c)           Plan of Distribution for the Money Market and US                        Post-Effective Amendment #42 (12/24/97)
              Government Money Market Funds (Class C Shares) as
              approved by the Board of Trustees
(c)(i)        Addendum to the Plan of Distribution incorporating the                  To be filed by amendment
              Class C Shares of the Tax Free Money Market Fund
(d)           Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company
(d)(i)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Brokerage Services, Inc.
(d)(ii)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #39 (12/27/96)
              Funds and State Street Bank and Trust Company,
              Metropolitan Division of Commercial Banking Services

                                                                                            INCORPORATED BY REFERENCE
                                NAME OF EXHIBIT                                                  OR EXHIBIT NUMBER
(d)(iii)      Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Bank and Trust Company Retirement
              Investment Services Division
(d)(iv)       Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #42 (12/24/97)
              Funds and State Street Solutions
(d)(v)        Shareholder Servicing Agreement, by and between SSgA                    Post-Effective Amendment #50 (3/15/99)
              Funds and Global Cash Management Division of State
              Street Bank and Trust Company
(d)(vi)       Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Bank and Trust Company High Net
              Worth Services Division                                                 Post-Effective Amendment #63 (10/1/01)
(d)(vii)      Assignment Agreement and Amendment No. 3 to
              Shareholder Servicing Agreement, by and between SSgA
              Funds and State Street Capital Markets LLC                              Post-Effective Amendment #63 (10/1/01)
(d)(viii)     Shareholder Servicing Agreement, by and between SSgA
              Funds and CitiStreet LLC                                                Post-Effective Amendment #63 (10/1/01)
(e)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class B Shares) as approved by the Board of Trustees
(f)           Form of Agreement Pursuant to Rule 12b-1 Plan (relating                 To be filed by amendment
              to Class C Shares) as approved by the Board of Trustees
(g)           Restated Rule 12b-1 Plan                                                Post-Effective Amendment #69 (12/27/02)
(g)(i)        Addendum to Plan of Distribution incorporating the Large                Post-Effective Amendment #77 (8/25/03)
              Cap Value Fund/Large Cap Growth Opportunities Fund into the
              Plan
(g)(ii)       Addendum to Plan of Distribution incorporate the SSgA                   To be updated by amendment
              Directional Core Equity Fund into the Plan
(h)           Class R Shares Rule 12b-1 Plan                                          Post-Effective Amendment #77 (8/25/03)
(i)           Class R Shares Addendum to Shareholder Servicing Agreement              Post-Effective Amendment #77 (8/25/03)
(j)           Class R Shares Addendum to Selected Broker Agreement                    Post-Effective Amendment #77 (8/25/03)
(k)           Class T Shares Rule 12b-1 Plan                                          Post-Effective Amendment #78 (12/15/03)

(l)           Class T Addendum to Shareholder Servicing Agreement                     Post-Effective Amendment #78 (12/15/03)

(m)           Class T Shares Addendum to Selected Broker Agreement                    Post-Effective Amendment #78 (12/15/03)

17.           Code of Ethics

              (a)   Relating to the Principal Underwriter                             Post-Effective Amendment #69 (12/27/02)

              (b)   Relating to the Investment Advisor                                To be updated by amendment
              (c)   Relating to the Registrant                                        Post-Effective Amendment #69 (12/27/02)
              (d)   Relating to Administrator                                         To be updated by amendment
              (e)   Relating Principal Executive and Senior Financial                 Post-Effective Amendment #78 (12/15/03)
                    Officers

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------

          None


Item 25.  Indemnification
          ---------------

          Indemnification is provided to officers and Trustees of the Registrant pursuant to Section 6.4 of Article VI of Registrant's First Amended and Restated Master Trust Agreement, which reads as follows:

"Section 6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise with which such person may be or may have been threatened, while in office or thereafter, or by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification."

          The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the Investment Advisory Agreement or on the part of the Adviser, or for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Investment Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

          The Distribution Agreements relating to Class A, Class B and Class C Shares provide that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under the Distribution Agreement, the Distributor, its officers, directors and any controlling person (within the meaning of Section 15 of the 1933 Act) ("Distributor") shall be indemnified by the Registrant from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which Distributor may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in said documents or necessary to make the statements not misleading.

Registrant provides the following undertaking:

          "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26.  Business and Other Connections of Investment Adviser.
          -----------------------------------------------------

SSgA Funds Management, Inc., ("SFM") serves as investment advisor to the Registrant. SFM is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. SFM, State Street Bank and Trust Company ("State Street") and other advisory affiliates of State Street make up State Street Global Advisors ("SSgA"), the investment management arm of State Street Corporation. The business, profession, vocation or employment of a substantial nature which each director or officer of the investment adviser is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:

     NAME                      CAPACITY WITH ADVISOR                         BUSINESS NAME AND ADDRESS
                                                                                  OTHER POSITIONS
Thomas P. Kelly              Treasurer                    One Lincoln Street, Boston, MA
                                                          Principal and Comptroller, State Street Global Advisors, a
                                                          division of State Street Bank and Trust Company, Boston, MA

Mark J. Duggan               Chief Legal Officer          One Lincoln Street, Boston, MA
                                                          Principal and Associate Counsel, State Street Global Advisors,
                                                          a division of State Street Bank and Trust Company, Boston, MA

Peter A. Ambrosini           Chief Compliance Officer     One Lincoln Street, Boston, MA
                                                          Senior Principal and Chief Compliance and Risk Management
                                                          Officer, State  Street Global Advisors, a division of State
                                                          Street Bank and Trust Company, Boston, MA; from 9/85 to 2/01,
                                                          Managing Director, PriceWaterhouseCoopers Regulatory
                                                          Consulting Group, 125 High Street, Boston, MA

Timothy Harbert              Director                     One Lincoln Street, Boston, MA
                                                          Executive Vice President, State Street Bank and Trust Company,
                                                          Boston, MA; Chairman and Chief Executive Officer, State Street
                                                          Global Advisors, a division of State Street Bank and Trust
                                                          Company, Boston, MA

Mitchell H. Shames           Director                     One Lincoln Street, Boston, MA
                                                          Senior Principal and Chief Counsel, State Street Global
                                                          Advisors, a division of State Street Bank and Trust Company,
                                                          Boston, MA

Agustin Fleites              President & Director         One Lincoln Street, Boston, MA
                                                          Senior Principal, State Street Global Advisors, a division of
                                                          State Street Bank and  Trust Company, Boston, MA; Senior
                                                          Principal, State Street Global Markets LLC, Boston, MA
                                                          Principal Executive Officer and Chief Executive Officer,
                                                          SSga Funds, Boston, MA

Alan Brown                   Interim Co-head              One Lincoln Street, Boston, MA
                                                          Chief Investment Officer,
                                                          State Street Global Advisors,
                                                          Boston, MA

Peter Leahy                  Interim Co-head              One Lincoln Street, Boston, MA
                                                          Chief Operating Officer,
                                                          State Street Global Advisors,
                                                          Boston, MA

Item 27.  Principal Underwriters
          ----------------------

      (a) Investment companies (other than SSgA funds) for which SSGM acts as principal underwriter include the following exchange traded funds:

Dow Jones Global Titans Index Fund
Dow Jones U.S. Large Cap Growth Index Fund
Dow Jones U.S. Large Cap Value Index Fund
Dow Jones U.S. Small Cap Growth Index Fund
Dow Jones U.S. Small Cap Value Index Fund
Morgan Stanley Technology Index Fund
Morgan Stanley Internet Index Fund
Wilshire REIT Index Fund
FORTUNE 500 Index Fund

     (b) The directors and officers of State Street Global Markets LLC, their principal business address, and positions and offices with the Registrant and State Street Global Markets LLC are set forth below:

 NAME AND PRINCIPAL        POSITION AND OFFICES WITH     POSITION WITH
  BUSINESS ADDRESS        STATE STREET GLOBAL MARKETS      SSgA FUNDS
F. Charles Hindmarsh         President and CEO            None
One Lincoln Street
Boston, MA 02111

Nicholas J. Bonn             CFO/FINOP                    None
One Lincoln Street
Boston, MA 02111

Mark R. Hansen               Chief Compliance Officer     None
One Lincoln Street
Boston, MA 02111

Alfred Menis                 Principal/SROP and CROP      None
One Lincoln Street
Boston, MA 02111

Howard Fairweather           Director                     None
4 Parsons Street
Newburyport, MA
01950

Charles Kaye                 Director                     None
72 Foster Street
Littleton, MA  01460

Simon Wilson-Taylor          Director                     None
One Lincoln Street
Boston, MA 02111

Stanley Shelton              Director                     None
One Lincoln Street
Boston, MA 02111

Stefan Gavell                Director                     None
225 Franklin Street
Boston, MA  02110

Charles Cutrell              Director                     None
One Lincoln Street
Boston, MA 02111

*Address of all individuals:  909 A Street, Tacoma, Washington 98402

     (c)  Not applicable

Item 28.  Location of Accounts and Records
          --------------------------------

          The Registrant's Administrator, Frank Russell Investment Management Company, 909 A Street, Tacoma, Washington 98402, will maintain the physical possession of the books and records required by subsection (b)(4) of Rule 31a-1 under the Investment Company Act of 1940. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's investment adviser, transfer agent, and custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, 02110 and 1776 Heritage Drive, North Quincy, Massachusetts 02171.

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, The Registrant, the SSgA Funds, has duly caused this Post-Effective Amendment No. 81_ to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and Commonwealth of Massachusetts, on the 10th day of September, 2004.

                                    By:    /s/ Lynn L. Anderson
                                       ----------------------------------------
                                           Lynn L. Anderson, President and
                                           Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities as indicated on September 10, 2004.

/s/ Lynn L. Anderson                       President and Chairman
------------------------------             of the Board
Lynn L. Anderson

/s/ Agustin J. Fleites                     Principal Executive Officer
------------------------------
Agustin J. Fleites

/s/ Steven J. Mastrovich                   Trustee
------------------------------
Steven J. Mastrovich

/s/ William L. Marshall                    Trustee
------------------------------
William L. Marshall

/s/ Patrick J. Riley                       Trustee
------------------------------
Patrick J. Riley

/s/ Richard D. Shirk                       Trustee
------------------------------
Richard D. Shirk

/s/ Bruce D. Taber                         Trustee
------------------------------
Bruce D. Taber

/s/ Henry W. Todd                          Trustee
------------------------------
Henry W. Todd

/s/ Mark E. Swanson                        Treasurer
------------------------------
Mark E. Swanson